POST-EFFECTIVE AMENDMENT FILED PURSUANT TO SECURITIES ACT RULE 485 (B)

As filed with the Securities and Exchange Commission on September 28, 2007

Securities Act File No. 2-36429

Investment Company Act File No. 811-2033

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.        ☐

Post-Effective Amendment No. 87  ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 57  ☒

(Check appropriate box or boxes.)

THE RESERVE FUND

(Exact Name of Registrant as Specified in Charter)

1250 BROADWAY, NEW YORK, NY

10001-3701

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 401-5500

Christina M. Massaro

The Reserve

1250 Broadway

New York, NY 10001-3701

(Name and Address of Agent for Service)

Approximate date of Proposed Public Offering: Immediately Upon Filing

It is proposed that this filing will become effective (check appropriate box)

☒    immediately upon filing pursuant to paragraph (b)

☐     on (date) pursuant to paragraph (b)

☐     60 days after filing pursuant to paragraph (a)(1)

☐     on (date) pursuant to paragraph (a)(1)

☐     75 days after filing pursuant to paragraph (a)(2)

☐     on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PRIMARY FUND

U.S. GOVERNMENT FUND

U.S. TREASURY FUND

RESERVE LIQUID PERFORMANCE MONEY MARKET FUND

of The Reserve Fund

PROSPECTUS

SEPTEMBER 28, 2007

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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table of contents

about the funds

Investment Objectives	2

Principal Investment Strategies	2

Principal Risks	5

Performance	6

Fees & Expenses	10

Fund Management	15

your account

How To Buy Shares	16

How to Sell Shares	20

Frequent Purchases and Redemptions	23

shareholder services	24

dividends & taxes	27

financial highlights	29

questions?

Shareholders should direct their inquiries to the firm from which they received this Prospectus or to The Reserve.

The Reserve
1250 Broadway
New York, NY 10001-3701
800-637-1700 (telephone)
212-401-5930 (facsimile)
customerservice@TheR.com
or visit our Web site at www.TheR.com

It Pays to Keep Money in Reserve®

about the funds

Investment Objectives

The investment objective of the Primary Fund, U.S. Government Fund, U.S. Treasury Fund and Reserve Liquid Performance Money Market Fund, (together the "Funds") is to seek as high a level of current income as is consistent with the preservation of capital and liquidity.

Principal Investment Strategies

The Funds are money market funds, designed as a convenient alternative to the direct investment of temporary cash balances in short-term instruments. The Funds seek to employ idle cash at yields competitive with yields of other comparable short-term investments, and to reduce or eliminate the mechanical problems of direct investment, such as scheduling maturities and reinvestment, evaluating the credit of issuers, investing in round lots, and safeguarding the receipt and delivery of securities. Each Fund invests only in short-term securities and seeks to maintain a stable $1.00 share price.

t  Short-term securities – securities with maturities of not more than 762 days (25 months) for securities issued or guaranteed by the U.S. Government, as to principal and interest, and 397 days (13 months) for other securities.

The investment adviser to the Funds monitors a range of economic and financial factors. Based on this analysis, the assets of the Funds are invested in a mix of U.S. dollar-denominated money market securities that are intended to provide as high a yield as possible without violating each Fund's credit quality and maturity policies or jeopardizing the stability of its share price. The average maturity of each Fund's securities portfolio will not be more than 90 days.

t  Money market securities – short-term securities that conform to the duration and credit quality standards of Rule 2a-7 under the Investment Company Act of 1940, as amended.

Primary Fund. The Primary Fund seeks to attain its objective by investing in U.S. government securities, corporate debt obligations, asset-backed securities, obligations of domestic and foreign banks (including deposit-type obligations), instruments of comparable quality as determined by the Board of Trustees and instruments fully collateralized by such obligations.

t  U.S. government securities – securities issued by the government of the United States, its agencies and instrumentalities.

The Primary Fund will principally invest in debt and deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and securities backed by letters of credit, of U.S. banking institutions that are members of the Federal Deposit Insurance Corporation (FDIC), other U.S. banks, foreign banks, foreign branches of U.S. banks and U.S. branches of foreign banks (Eurodollar obligations and Yankeedollar obligations) located in major industrialized nations in Western Europe, and other countries such as Australia and Canada, which banks have, about the funds

at the time of the investment, more than $25 billion in total assets or the equivalent in other currencies; commercial paper; and asset-backed securities. The Primary Fund may invest more than 25% of its assets in bank obligations.

t  Eurodollar obligations – dollar-denominated debt obligations issued by foreign branches or subsidiaries of U.S. banks and by foreign banks.

t  Yankeedollar obligations – dollar-denominated debt obligations issued by U.S. branches or subsidiaries of foreign banks.

The Primary Fund may also invest in municipal obligations. Municipal obligations include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining of funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to finance various facilities operated for private profit.

U.S. Government Fund. The U.S. Government Fund seeks to attain its objective by investing exclusively in U.S. government securities and repurchase agreements supported by such investments.

t  U.S. government securities – securities issued by the government of the United States, its agencies and instrumentalities.

t  Repurchase agreements (REPOs) – Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. This results in a fixed rate of return insulated from market fluctuations during such period.

U.S. Treasury Fund. The U.S. Treasury Fund seeks to attain its objective by investing exclusively in securities backed by the full faith and credit of the U.S. government which provide interest income exempt from state and local personal income taxes in most states. Typically, the Fund's assets will be invested in U.S. Treasury securities.

t  Full faith and credit – The strongest credit backing offered by the U.S. government and the highest degree of safety with respect to the payment of principal and interest.

Reserve Liquid Performance Money Market Fund. The Reserve Liquid Performance Money Market Fund seeks to attain its objective by investing directly, or indirectly through repurchase agreements, in U.S. government securities, commercial paper, asset-backed securities, deposit-type obligations of domestic and foreign banks, instruments of comparable quality as determined by the Board of Trustees of the Fund and instruments fully collateralized by such obligations.

t  U.S. government securities – securities issued by the government of the United States, its agencies and instrumentalities.

about the funds

The Reserve Liquid Performance Money Market Fund will principally invest in obligations of U.S. banking institutions that are members of the FDIC and deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and securities backed by letters of credit of U.S. banks, foreign banks, foreign branches of U.S. banks and U.S. branches of foreign banks (Eurodollar obligations and Yankeedollar obligations) located in major industrialized nations in Western Europe and in other countries such as Australia and Canada, which banks have, at the time of the investment, more than $25 billion in total assets or the equivalent in other currencies. The Reserve Liquid Performance Money Market Fund may invest more than 25% of its assets in bank obligations.

t  Eurodollar obligations – dollar-denominated debt obligations issued by foreign branches or subsidiaries of U.S. banks and by foreign banks.

t  Yankeedollar obligations – dollar-denominated debt obligations issued by U.S. branches or subsidiaries of foreign banks.

The Reserve Liquid Performance Money Market Fund may also invest in municipal obligations. Municipal obligations include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations, and obtaining of funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to finance various facilities operated for private profit.

The Reserve Liquid Performance Money Market Fund may invest its assets in affiliated and unaffiliated money market funds, subject to applicable Securities and Exchange Commission ("SEC") rules. The portion of the Fund's assets invested in money market funds will vary based on market conditions.

Repurchase Agreements. Each of the Funds may invest in repurchase agreements but will limit them to those banks and securities dealers who are deemed creditworthy pursuant to guidelines adopted by the Trustees. The U.S. Treasury Fund will further limit its investment in repurchase agreements to 5% of its total net assets, except for temporary or emergency purposes, and to those whose underlying obligations are backed by the full faith and credit of the United States. Securities subject to repurchase agreements will be segregated and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.

Credit Quality. The Funds may invest in securities rated in one of the two highest short-term ratings, generally by two of the nationally recognized statistical rating organizations. Securities that are not rated may also be purchased by the Primary Fund and Reserve Liquid Performance Money Market Fund, provided the investment adviser determines them to be of comparable quality pursuant to guidelines established by the Trustees.

Maturity. The average maturity of each Fund's securities portfolio will not be more than 90 days. In addition, the Funds will not purchase securities with maturities of about the funds

more than 762 days (25 months) for securities issued or guaranteed by the U.S. Government, as to principal and interest, or 397 days (13 months) for other securities. The Primary and Reserve Liquid Performance Funds may at times purchase municipal floating rate and variable rate demand obligations, normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. Each Fund will not invest more than 10% of the value of its net assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.

Disclosure of Portfolio Holdings. A description of each Fund's policies and procedures with respect to the disclosure of portfolio holdings is available in the Statement of Additional Information.

Principal Risks

The Funds are money market mutual funds that seek to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, FDIC or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Each Fund has maintained a constant share price since inception, and will strive to continue to do so. The value of each Fund's net assets may change based on changes in market, economic, political and financial developments. The following factors could reduce the income or capital gains received on a Fund's portfolio and therefore the Fund's yield:

•  Interest Rate Risk. Most of the Funds' performance depends on interest rates, and when interest rates fall, the Funds' yields will typically fall as well. When interest rates go up, the value of an investment in debt securities generally goes down. When interest rates are rising, the value of long-term debt securities generally goes down more than the value of the short term securities in which the Funds invest. In addition, as investments mature, the proceeds may be reinvested at rates that are lower than levels previously earned.

•  Credit Quality Risk. Overall, a decline in the credit quality of an issuer, or of the provider of a credit support or maturity-shortening structure for a security, can cause the value of a money-market security to decrease.

•  Returns. Because money market funds may only invest in securities with a lower level of risk, over time they may produce lower returns than investments in stocks or bonds, which entail higher levels of risk.

•  Banking Industry Risks. The Primary Fund and the Reserve Liquid Performance Money Market Fund are also subject to the risk associated with the banking industry, including interest rate risk, credit risk and regulatory developments risk.

about the funds

•  Suitability. Different investors have different investment goals. Investments in money market funds provide greater security and liquidity than other types of investments but do not usually offer as high a rate of return. The Funds are not intended to be a balanced investment program. They are intended to provide professional management for your cash and a convenient way to gain interest income as part of a diversified portfolio.

The Funds are also subject to the risks associated with the types of securities held:

•  Asset-Backed Securities. Asset-backed securities that are subject to prepayment may lose more value due to changes in interest rates than will other debt securities, especially during periods when those rates are declining.

•  Repurchase Agreement Risk. Repurchase agreements involve the risk that the other party may default on its obligations, which may cause delays, losses and restrictions on a Fund's ability to dispose of the underlying securities.

•  Foreign Securities. Eurodollar and Yankeedollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, higher transaction costs, seizure of foreign deposits, currency controls or other governmental restrictions that might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks.

The Primary and Reserve Liquid Performance Money Market Funds are also subject to the risks associated with:

•  Municipal Securities. Municipal securities can be significantly affected by economic and political changes, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders.

The Primary, U.S. Government and Reserve Liquid Performance Money Market Funds are also subject the risks associated with:

•  Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve the risk that the market value of the securities may be lower than the price at which the Fund has agreed to repurchase them, or that the other party may fail to return the securities at the agreed time. If the Fund is not able to recover the securities and the value of the collateral held by the Fund is less than the value of the securities, the Fund may experience a loss.

Performance

The bar charts and tables below provide an indication of the risks of investing in the Funds by showing changes in each Fund's performance from year to year. The bar charts show each Fund's annual total returns for Class R shares except for Liquid Performance Money Market Fund, which shows Liquidity Class I, for each of the last about the funds

10 calendar years or since inception. The tables show performance for each class of shares. After tax returns for other classes may vary. Past performance is not necessarily an indication of how a Fund will perform in the future.

During the periods shown above, the highest quarterly return was 1.44% for the quarter ended September 30, 2000, and the lowest quarterly return was 0.02% for the quarter ended March 31, 2004. The return for the period from January 1, 2007, to June 30, 2007, was 4.50%.

Average Annual Total Returns as of December 31, 2006	One Year	Five Years (Annualized)	Ten Years or Since Inception (Annualized)
Primary Fund Class R	4.11%	1.57%	3.04%
Primary Fund Investor Class III##	4.16%	n/a	2.12	%*
Primary Fund Investor Class II##	4.37%	1.82%	1.92	%**
Primary Fund Investor Class I##	4.42%	n/a	2.31	%*
Primary Fund Class Treasurer's Trust	4.53%	1.97%	2.07	%**
Primary Fund Liquidity Class V##	4.68%	2.13%	2.22	%**
Primary Fund Liquidity Class IV##	4.79%	n/a	2.14	%^^
Primary Fund Liquidity Class III##	4.93%	2.34%	2.44	%**
Primary Fund Liquidity Class II ##	4.94%	n/a	3.15	%#
Primary Fund Liquidity Class I##	5.12%	2.46%	2.50	%†
Primary Fund Class Institutional	5.04%	n/a	2.81	%^

*  Inception date is August 12, 2003.

**  Inception date is May 29, 2001.

†  Inception date is July 30, 2001.

^  Inception date is June 25, 2003.

^^  Inception date is July 1, 2002.

#  Inception date is February 17, 2004.

##  Effective September 28, 2007, Classes 15, 20, 25, 35 and 45 were renamed Liquidity Class I, Liquidity Class II, Liquidity Class III, Liquidity Class IV and Liquidity Class V, respectively, and Classes 70, 75 and 95 were renamed Investor Class I, Investor Class II and Investor Class III, respectively.

about the funds

During the periods shown above, the highest quarterly return was 1.41% for the quarter ended September 30, 2000, and the lowest quarterly return was 0.02% for the quarter ended March 31, 2004. The return for the period from January 1, 2007, to June 30, 2007, was 4.45%.

Average Annual Total Returns as of December 31, 2006	One Year	Five Years (Annualized)	Ten Years or Since Inception (Annualized)
U.S. Government Fund Class R	4.08%	1.51%	2.91%
U.S. Government Fund Class Treasurer's Trust	4.50%	1.91%	1.97	%*
U.S. Government Fund Liquidity Class V###	4.65%	1.03%	2.11	%*
U.S. Government Fund Liquidity Class III###	4.87%	2.27%	1.78	%*
U.S. Government Fund Liquidity Class I###	4.94%	n/a	2.54	%†
U.S. Government Fund Class Institutional	5.01%	n/a	3.19	%##

*  Inception date is May 29, 2001.

†  Inception date is November 18, 2002.

##  Inception date is February 24, 2004.

###  Effective September 28, 2007, Classes 15, 25 and 45 were renamed Liquidity Class I, Liquidity Class III and Liquidity Class V, respectively.

about the funds

During the periods shown above, the highest quarterly return was 1.33% for the quarter ended December 31, 2000, and the lowest quarterly return was 0.02% for the quarter ended June 30, 2004. The return for the period from January 1, 2007, to June 30, 2007, was 4.09%.

Average Annual Total Returns as of December 31, 2006	One Year	Five Years (Annualized)	Ten Years or Since Inception (Annualized)
U.S. Treasury Fund Class R	3.76%	1.37%	2.77%
U.S. Treasury Fund Investor Class II###	4.02%	n/a	2.73	%††
U.S. Treasury Fund Class Treasurer's Trust	4.17%	1.75%	1.84	%*
U.S. Treasury Fund Liquidity Class V###	4.31%	n/a	2.29	%†
U.S. Treasury Fund Liquidity Class III###	4.52%	n/a	2.49	%†
U.S. Treasury Fund Class Institutional	4.67%	n/a	2.92	%##

*  Inception date is May 29, 2001.

†  Inception date is August 7, 2003.

††  Inception date is August 16, 2004.

##  Inception date is February 24, 2004.

###  Effective September 28, 2007, Classes 25 and 45 were renamed Liquidity Class III and Liquidity Class V, respectively, and Class 75 was renamed Investor Class II.

During the periods shown above, the highest quarterly return was 1.34% for the quarter ended December 31, 2006, and the lowest quarterly return was 1.13% for the quarter ended March 31, 2006. The return for the period from January 1, 2007, to June 30, 2007, was 5.53%.

about the funds

Average Annual Total Returns as of December 31, 2006	One Year	Five Years (Annualized)	Ten Years or Since Inception (Annualized)
Reserve Liquid Performance Money Market Fund Class Treasurer's Trust	n/a	n/a	5.29	%*
Reserve Liquid Performance Money Market Fund Liquidity Class I#	n/a	n/a	5.08	%**

*  Inception date December 7, 2006.

**  Inception date January 11, 2006.

#  Effective September 28, 2007, Class 15 was renamed Liquidity Class I.

For the Funds' current yields, call toll-free 800-637-1700
or visit our Web site at www.TheR.com.

Fees & Expenses

Each Fund, except the Reserve Liquid Performance Money Market Fund, offers several different classes of shares with different minimum investment requirements and different services. Class Institutional, Liquidity Class I, Liquidity Class II, Liquidity Class III, Liquidity Class IV and Liquidity Class V, which are designed for institutional investors, have higher minimum investments and fewer services than Class Treasurer's Trust, Investor Class I, Investor Class II, Investor Class III and Class R, which are designed for individual investors. Some classes are available only through certain financial intermediaries. The Reserve Liquid Performance Money Market Fund offers Liquidity Class I and Class Treasurer's Trust shares.

You may pay the fees and expenses, described in the table below, if you buy and hold the indicated classes of Fund shares. The Funds are no-load funds, meaning that there are no sales charges (loads) or exchange fees associated with an investment in any Fund.

Primary Fund

Shareholder Fees*
(Fees paid directly from your investment)	Class R	Investor Class III	Investor Class II	Investor Class I	Class Treasurer's Trust	Liquidity Class V
Shareholder Transaction Fees**	None	None	None	None	None	None
Redemption Fees**	None	None	None	None	None	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee***	0.81%	0.76%	0.56%	0.51%	0.61%	0.46%
Distribution and Service (12b-1 fee)	0.25%	0.25%	0.25%	0.25%	None	None
Other Expenses†	None	None	None	None	None	None
Total Annual Fund Operating Expenses	1.06%	1.01%	0.81%	0.76%	0.61%	0.46%

about the funds

Primary Fund (continued)

Shareholder Fees*
(Fees paid directly from your investment)	Liquidity Class IV	Liquidity Class III	Liquidity Class II	Liquidity Class I	Class Institutional
Shareholder Transaction Fees**	None	None	None	None	None
Redemption Fees**	None	None	None	None	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee***	0.36%	0.26%	0.21%	0.16%	0.13%
Distribution and Service (12b-1 fee)	None	None	None	None	None
Other Expenses†	None	None	None	None	None
Total Annual Fund Operating Expenses	0.36%	0.26%	0.21%	0.16%	0.13%

U.S. Government Fund

Shareholder Fees*
(Fees paid directly from your investment)	Class R	Investor Class III	Investor Class II	Investor Class I	Class Treasurer's Trust	Liquidity Class V
Shareholder Transaction Fees**	None	None	None	None	None	None
Redemption Fees**	None	None	None	None	None	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee***	0.81%	0.76%	0.56%	0.51%	0.61%	0.46%
Distribution and Service (12b-1 fee)	0.25%	0.25%	0.25%	0.25%	None	None
Other Expenses†	None	None	None	None	None	None
Total Annual Fund Operating Expenses	1.06%	1.01%	0.81%	0.76%	0.61%	0.46%
Shareholder Fees*

(Fees paid directly from your investment)	Liquidity Class IV	Liquidity Class III	Liquidity Class II	Liquidity Class I	Class Institutional
Shareholder Transaction Fees**	None	None	None	None	None
Redemption Fees**	None	None	None	None	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee***	0.36%	0.26%	0.21%	0.16%	0.13%
Distribution and Service (12b-1 fee)	None	None	None	None	None
Other Expenses†	None	None	None	None	None
Total Annual Fund Operating Expenses	0.36%	0.26%	0.21%	0.16%	0.13%

about the funds

U.S. Treasury Fund

Shareholder Fees*
(Fees paid directly from your investment)	Class R	Investor Class III	Investor Class II	Investor Class I	Class Treasurer's Trust	Liquidity Class V
Shareholder Transaction Fees**	None	None	None	None	None	None
Redemption Fees**	None	None	None	None	None	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee***	0.81%	0.76%	0.56%	0.51%	0.61%	0.46%
Distribution and Service (12b-1 fee)	0.25%	0.25%	0.25%	0.25%	None	None
Other Expenses†	None	None	None	None	None	None
Total Annual Fund Operating Expenses†††	1.06%	1.01%	0.81%	0.76%	0.61%	0.46%
Shareholder Fees*

(Fees paid directly from your investment)	Liquidity Class IV	Liquidity Class III	Liquidity Class II	Liquidity Class I	Class Institutional
Shareholder Transaction Fees**	None	None	None	None	None
Redemption Fees**	None	None	None	None	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee***	0.36%	0.26%	0.21%	0.16%	0.13%
Distribution and Service (12b-1 fee)	None	None	None	None	None
Other Expenses†	None	None	None	None	None
Total Annual Fund Operating Expenses	0.36%	0.26%	0.21%	0.16%	0.13%

Reserve Liquid Performance Money Market Fund

Shareholder Fees*
(Fees paid directly from your investment)	Class Treasurer's Trust	Liquidity Class V	Liquidity Class IV	Liquidity Class III	Liquidity Class II	Liquidity Class I
Shareholder Transaction Fees**	None	None	None	None	None	None
Redemption Fees**	None	None	None	None	None	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee***	0.61%	0.46%	0.36%	0.26%	0.21%	0.16%
Distribution and Service (12b-1 fee)	None	None	None	None	None	None
Other Expenses†	None	None	None	None	None	None
Total Annual Fund Operating Expenses††	0.61%	0.46%	0.36%	0.26%	0.21%	0.16%

about the funds

*  The fees and expenses provided herein are based on the "Comprehensive Management Fee" approved by shareholders on June 26, 2007 and effective as of July 16, 2007.

**  The Funds may charge the following fees to a limited number of shareholders depending on their particular circumstance or special services requested or provided: A monthly "Low Balance Fee" (currently $15) may be imposed on accounts (other than IRA accounts) with a monthly average account balance of less than $100,000 for Class Institutional, Liquidity Class I, Liquidity Class II, Liquidity Class III, Liquidity Class IV, Liquidity Class V, Investor Class I and Investor Class II, less than $10,000 for Investor Class III and less than $1,000 for Class Treasurer's Trust and Class R, in which no shareholder activity has occurred for the past 12 consecutive months. A fee of $2 may be charged on redemption checks for less than $100 for Class R and Investor Class II shares and a fee of $100 may be charged on redemption checks for less than $100,000 for shares of all other classes. Wire redemption fees, "stop payment" fees, returned check fees, overdraft fees or other fees for specific extra services may also be charged. These fees may be changed or discontinued at any time and may be reduced or waived under certain circumstances.

***  The Funds pay a "Comprehensive Management Fee" that includes the advisory fee, all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as responding to inquiries and providing information on investments), record keeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. The Comprehensive Management Fee does not include Other Expenses (see below). The advisory fee of 0.08% of the "Comprehensive Management Fee" is the same for all share classes.

†  Other Expenses include interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses including expenses incurred in connection with litigation proceedings, other claims and the legal obligations of the Trust to indemnify its trustees, officers, employees, shareholders, distributors and other agents of the Trust, payments made pursuant to the Trust's Distribution Plan, the compensation of the chief compliance officer and related expenses, and the fees and expenses of the Trustees who are not "interested persons" of the Adviser as defined in the Investment Company Act of 1940 ("Independent Trustees"), including the fees of the independent counsel of the Independent Trustees. It is estimated that these fees and expenses will be less than 0.005% for each Fund.

††  The Adviser has agreed to voluntarily waive expenses or reimburse the Reserve Liquid Performance Money Market Fund until January 31, 2008 to the extent that the Total Annual Operating Expenses for Class 15 (currently Liquidity Class I) shares exceed 0.15%, for Class 20 (currently Liquidity Class II) shares exceed 0.20%, for Class 25 (currently Liquidity Class III) shares exceed 0.25%, for Class 35 (currently Liquidity Class IV) shares exceed 0.35%, and for Class 45 (currently Liquidity Class V) shares exceed 0.45%. The Adviser reserves the right to seek recovery, such recovery being subject to the approval of the Board of Trustees, in subsequent periods, of any excess reimbursement or contingent waiver allowed to the Fund for a period of not more than three fiscal years. If the Fund invests in an affiliated money market fund, it will reduce the fees and expenses payable by Fund investors by the amount of fees and expenses charged by that affiliated fund. If the Fund invests in an unaffiliated money market fund, shareholders would bear both their proportionate share of fees and expenses in the Fund (including investment advisory fees) and, indirectly, the fees and expenses of such money market fund (including investment advisory fees of that fund). For the fiscal year ended May 31, 2007, the Adviser waived or reimbursed the Funds 0.14% of its Comprehensive Management Fee for the Class 15 (currently Liquidity Class I) shares and 0.59% for the Class Treasurer's Trust shares of the Reserve Liquid Performance Money Market Fund.

Example: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses, which may be more or less than those shown. This example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The expenses would be the same whether you redeemed your shares at the end of each period or not.

about the funds

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Primary Fund	One Year	Three Year	Five Year	Ten Year
Class Institutional	$13.33	$41.95	$73.43	$166.56
Liquidity Class I	$16.40	$51.62	$90.32	$204.71
Liquidity Class II	$21.53	$67.71	$118.43	$268.03
Liquidity Class III	$26.65	$83.79	$146.48	$331.06
Liquidity Class IV	$36.90	$115.91	$202.40	$456.21
Liquidity Class V	$47.15	$147.95	$258.09	$580.16
Class Treasurer's Trust	$62.53	$195.90	$341.20	$763.86
Investor Class I	$77.90	$243.70	$423.80	$944.92
Investor Class II	$83.03	$259.61	$451.22	$1,004.69
Investor Class III	$103.53	$323.05	$560.33	$1,240.90
Class R	$108.65	$338.87	$587.47	$1,299.24
U.S. Government Fund	One Year	Three Year	Five Year	Ten Year
Class Institutional	$13.33	$41.95	$73.43	$166.56
Liquidity Class I	$16.40	$51.62	$90.32	$204.71
Liquidity Class II	$21.53	$67.71	$118.43	$268.03
Liquidity Class III	$26.65	$83.79	$146.48	$331.06
Liquidity Class IV	$36.90	$115.91	$202.40	$456.21
Liquidity Class V	$47.15	$147.95	$258.09	$580.16
Class Treasurer's Trust	$62.53	$195.90	$341.20	$763.86
Investor Class I	$77.90	$243.70	$423.80	$944.92
Investor Class II	$83.03	$259.61	$451.22	$1,004.69
Investor Class III	$103.53	$323.05	$560.33	$1,240.90
Class R	$108.65	$338.87	$587.47	$1,299.24
U.S. Treasury Fund	One Year	Three Year	Five Year	Ten Year
Class Institutional	$13.33	$41.95	$73.43	$166.56
Liquidity Class I	$16.40	$51.62	$90.32	$204.71
Liquidity Class II	$21.53	$67.71	$118.43	$268.03
Liquidity Class III	$26.65	$83.79	$146.48	$331.06
Liquidity Class IV	$36.90	$115.91	$202.40	$456.21
Liquidity Class V	$47.15	$147.95	$258.09	$580.16
Class Treasurer's Trust	$62.53	$195.90	$341.20	$763.86
Investor Class I	$77.90	$243.70	$423.80	$944.92
Investor Class II	$83.03	$259.61	$451.22	$1,004.69
Investor Class III	$103.53	$323.05	$560.33	$1,240.90
Class R	$108.65	$338.87	$587.47	$1,299.24

about the funds

Reserve Liquid Performance Money Market Fund	One Year	Three Year	Five Year	Ten Year
Liquidity Class I	$16.40	$51.62	$90.32	$204.71
Class Treasurer's Trust	$62.53	$195.90	$341.20	$763.86

Fund Management

The Investment Adviser. The investment adviser for the Funds is Reserve Management Company, Inc. ("RMCI"), 1250 Broadway, New York, NY 10001-3701. RMCI has provided investment advice to investment companies within the Reserve family of funds since November 15, 1971. As of August 31, 2007, RMCI had over $47 billion in assets under management. RMCI manages each Fund, subject to policies adopted by the Trustees of the Trust, under the terms of an Investment Management Agreement with the Trust, on behalf of each Fund. The Investment Management Agreement provides that RMCI will furnish continuous investment advisory and other management and administrative services to each Fund. For its services each Fund pays RMCI a comprehensive management fee at an annual rate, based on the average daily net assets of each outstanding class of the Fund's shares, according to the following schedule:

Class R	Investor Class III	Class Treasurer's Trust	Investor Class II	Investor Class I	Liquidity Class V	Liquidity Class IV	Liquidity Class III	Liquidity Class II	Liquidity Class I	Class Institutional
0.81%	0.76%	0.61%	0.56%	0.51%	0.46%	0.36%	0.26%	0.21%	0.16%	0.13%

A discussion regarding the basis for the approval by the Board of Trustees of the Investment Management Agreement will be available in each Fund's Semi-Annual Report to Shareholders for the period ending November 30, 2007.

The Distributor. The Funds' distributor, Resrv Partners, Inc. ("Resrv"), 1250 Broadway, New York, NY 10001, is an affiliate of RMCI. The Trust, on behalf of the Funds, has adopted a Rule 12b-1 Distribution Plan (the "Plan"), in respect to Class R, Investor Class I, Investor Class II and Investor Class III, which allows each of those classes of each Fund to pay fees for the sale and distribution of its shares. The distribution fee is 0.25% per year of each class's average net assets. Since this fee is paid out of the respective class's assets on an on-going basis, over time this fee will increase the cost of your investment in those classes and may cost you more than paying other types of sales charges.

your account

How to Buy Shares

Share Classes. Presently, the Funds each offer eleven share classes, except for the Reserve Liquid Performance Money Market Fund which may offer six share classes. Class Institutional, Liquidity Class I, Liquidity Class II, Liquidity Class III, Liquidity Class IV and Liquidity Class V are designed for institutional investors, and Class Treasurer's Trust, Investor Class I, Investor Class II, Investor Class III and Class R are designed for individual investors. Presently, the Reserve Liquid Performance Money Market Fund offers Liquidity Class I and Treasurer's Trust shares. You will need to decide on a share class to purchase before making your initial investment. Some classes are available only through certain financial intermediaries. Not all classes are currently available for each Fund. Please contact The Reserve before you invest.

Account Ownership. You will also need to specify whether you wish to open a corporate account, a joint account or an individual account. When an account is registered jointly in the names of two people, either person is entitled to redeem any or all of the shares in the account. The Account Application provides that each party to a joint account will indemnify the Fund for actions taken on the instructions of the other party. The Funds will not be responsible for actions taken by either party with respect to this type of account.

How Fund Shares Are Priced. Investors pay no sales charges to invest in the Funds. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is the Fund's net asset value (NAV) per share for that class of shares, reduced for any applicable redemption fee. The net asset value per share is calculated by taking the total value of assets of each share class, subtracting its liabilities, and then dividing by the number of shares of that class that are issued and outstanding. Each Fund uses the amortized cost method of valuing its securities, which is a standard calculation that does not take into account unrealized gains or losses.

Calculation of Net Asset Value. Each Fund's NAV is calculated as of its cut-off time for accepting purchase orders and redemption requests (the "cut-off time"). The cut-off time is 5:00 p.m. Eastern Time for the Primary Fund, the U.S. Government Fund and the Reserve Liquid Performance Money Market Fund and 2:00 p.m. Eastern Time for the U.S. Treasury Fund. Generally, the NAV is not calculated and purchase and redemption orders are not accepted on days that the New York Stock Exchange ("NYSE") is closed, except for Good Friday. The NYSE is not open for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, the NAV is not calculated and orders are not accepted on Columbus Day and Veterans Day when banks are closed. However, the NAV may be calculated and purchase and redemption orders accepted on any such day if RMCI determines it is in the shareholders' interests to do so. Your order will be priced at the next NAV calculated after your order is received by a Fund or by an authorized financial intermediary who has a sales agreement with Resrv Partners, Inc., the Funds distributor. No purchase of shares will be modified or cancelled after the cut-off time set for calculating the Funds' NAV. The NAV for each class of a Fund's shares is your account

computed by dividing the value of the net assets of the class by the number of outstanding shares of such class. The valuation of a Fund's portfolio securities is based upon their amortized cost and does not take into account unrealized gains or losses. This method values a security at its cost and thereafter assuming a constant amortization or accretion to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, there may be some periods during which the value of a security determined by the amortized cost method would be higher or lower than the price the Fund would receive if it sold the security.

The Trustees have established procedures designed to stabilize, to the extent reasonably possible, each Fund's price per share as computed for the purpose of sales and redemptions at $1.00. RMCI will report to the Trustees any deviations of more than 0.25% from the Funds' net asset value calculated using the amortized cost basis. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to new investors or existing shareholders, the Fund will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; or establishing a net asset values per share solely by using available market quotations. The Funds cannot guarantee that their respective net asset value will remain at $1.00 per share, although the NAV of each Fund has done so since inception.

Minimum Investments. Different classes of the Funds are subject to a different minimum initial investment and minimum subsequent investment. The investment minimums may be reduced or waived in certain circumstances and may be changed by a Fund at any time. The same minimums apply to the same share classes of each Fund. The minimum initial investment for each class is:

Share Class	Initial Minimum
Class Institutional	$35 million
Liquidity Class I	$20 million
Liquidity Class II	$15 million
Liquidity Class III	$10 million
Liquidity Class IV	$7 million
Liquidity Class V	$5 million
Class Treasurer's Trust	None*
Investor Class I	$2 million
Investor Class II	$1 million
Investor Class III	$50,000
Class R	None*

  *  $1,000 for an IRA

your account

The minimum subsequent investment for each class is:

Share Class	Subsequent Minimum
Class Institutional	$2.5 million
Liquidity Class I	$1 million
Liquidity Class II	$500,000
Liquidity Class III	None
Liquidity Class IV	None
Liquidity Class V	None
Class Treasurer's Trust	None*
Investor Class I	None
Investor Class II	None
Investor Class III	None
Class R	None*

  *  $250 for an IRA

Payment for Shares. All share purchases must be paid for in U.S. dollars. Foreign or travelers checks, cash, money orders, credit cards, credit card convenience checks, "starter" checks, or post-dated checks will not be accepted. In addition, in order to protect the Funds from check fraud, checks payable to third parties will not be accepted. An initial direct purchase must be accompanied by an Account Application. We are required by law to verify your identity. If the required information is not provided on your Account Application or cannot be verified, we may not be able to open an account or may close an account at any time. All payments for share purchases must be made by one of the two methods noted below:

•  By check – You may purchase shares with a check drawn on a U.S. bank, payable to The Reserve or payable to and endorsed by the accountholder. You must include your account number (or Taxpayer Identification Number) on your check. A fee (currently $15) will be imposed if any check does not clear and, in addition, the investor will be liable for any loss the Fund incurs due to the returned check. Checks may be mailed or delivered to The Reserve, 1250 Broadway, 32nd Floor, New York, NY 10001-3701.

•  By federal wire – Call The Reserve at 800-637-1700, between 8:30 a.m. and 6:00 p.m. Eastern Time on any business day, or contact the firm from which you received this Prospectus, for specific instructions for purchasing shares by wire transfer.

Checks and wires which do not correctly identify the account to be credited may be returned or may delay the purchase of shares.

Purchasing Shares with Securities. Subject to the approval of the Trust, shares of a Fund may be purchased with liquid securities that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if the Fund intends to retain the security in the your account

Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in the same manner as they would be valued for purposes of pricing the Fund's shares if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

Share Certificates. Share certificates are not issued by the Funds.

Joint Ownership. When an account is registered in the name of two people, either person is entitled to redeem shares in the account. The Trust assumes no responsibility to either owner for actions taken by the other with respect to an account so registered. The Account Application provides that persons who register their account jointly indemnify and hold the Trust harmless for actions taken by either party.

Investments Through Third Parties. Investments made through a third party such as a broker-dealer, financial institution or other financial intermediary, rather than directly with a Fund, may be subject to different policies and fees than those described here. Banks, brokers, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. You should consult a representative of the financial intermediary for more information.

Investments Through the Exchange Privilege. A shareholder may exchange Fund shares for shares of the same class of other Reserve funds, on any day when the Fund's NAV is calculated, by calling 800-637-1700. Any new account established through an exchange will have the same privileges as the original account (provided such privileges are available). Exchange requests must be received by each Fund's cut-off time in order be effected at each fund's respective NAV's on that day. Exchange requests received after the cut-off time of either fund will be effected on the next day on which the Funds' NAV is calculated.

Exchanges are available by telephone, if you completed the "Redemption Instructions" or "Redemptions and Exchanges by Telephone" information on your Account Application to authorize telephone exchanges. Unless such authorization is withheld, a Fund will honor any telephone requests that the Fund deems to be valid. To reduce the risk of unauthorized or fraudulent instructions, all telephone exchange requests will be recorded. The Funds may also require the use of a password or other form of personal identification. A Fund may refuse a telephone exchange if it reasonably believes that the instructions are not genuine or if there appear to be other irregularities regarding the request. During periods of volatile economic and market conditions, a shareholder may have difficulty making an exchange request by telephone, in which case an exchange request would have to be made in writing.

Exchanges of shares of one fund for shares of another fund is a taxable event and may result in a gain or loss for federal income tax purposes. The exchange privilege may not be available to clients of some intermediaries, and some intermediaries may impose additional or different conditions on exchanges by their clients.

You should carefully read the current Prospectus of the fund into which you would like to exchange. There is currently no fee for exchanges among funds in the Reserve family of funds. The Funds may change or discontinue the exchange privilege at any time.

your account

Reserve Automatic Asset-Builder Plan.SM You may make automatic purchases of Class Treasurer's Trust, Investor Class I, Investor Class II, Investor Class III and Class R shares of a Fund by having a fixed dollar amount ($25 minimum) transferred into your Reserve account on a regular basis from a checking, NOW, or bank money market deposit account or from a U.S. government distribution such as social security, a federal salary, certain veterans' benefits, or other regular payments from the federal government. You may also purchase shares automatically by arranging for all or a specified amount of your salary to be deposited directly into your Reserve account. Please call The Reserve at 800-637-1700 or visit our Web site at www.TheR.com for an application.

Right to Refuse Purchases and Exchanges. The Funds reserve the right to refuse any purchase or exchange request for any reason.

Anti-Money Laundering Requirements. Each Fund is subject to the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism (USA PATRIOT ACT) Act of 2001 (the "Patriot Act"). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial advisers; it will be used only for compliance with the requirements of the Patriot Act. Each Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is each Fund's policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

How to Sell Shares

You may redeem your shares on each day that the Funds' NAV is calculated. Shares will be redeemed at the next NAV determined after a proper redemption request, by telephone or in writing, is received by a Fund, or by an authorized financial intermediary. Redemption requests received after the cut-off time for the calculation of a Fund's NAV on any day will be redeemed at the net asset value calculated on the next business day.

Redemption proceeds can be paid by check or wire transfer. When redeeming recently purchased shares, please be aware that if a Fund has not yet collected payment for the shares you are selling, it will delay sending the proceeds until it has collected payment (usually not more than ten business days). The Funds may suspend the redemption of shares for over seven days if trading is restricted on the NYSE, if an emergency is declared by the SEC or if otherwise permitted by SEC order.

A service fee of $2 may be charged on redemption checks for less than $100 for Class R and Investor Class II shares and a fee of $100 may be charged on redemption checks for less than $100,000 for shares of all other classes. A wire redemption fee your account

may be charged according to the following schedule. Service fees may be waived under certain conditions.

Class	Fee	On Amounts Less Than
Class Institutional	$10	$750,000
Liquidity Class I	$100	$500,000
Liquidity Class II	$100	$100,000
Liquidity Class III	$100	$100,000
Liquidity Class IV	$100	$100,000
Liquidity Class V	$100	$100,000
Class Treasurer's Trust	$100	$100,000
Investor Class I	$100	$100,000
Investor Class II	$10	$10,000
Investor Class III	$100	$100,000
Class R	$10	$10,000

The Funds assume no responsibility for delays in the receipt of wired or mailed payments. Each Fund's NAV is not calculated and redemption requests are not accepted on days the Federal Reserve is closed.

Telephone Requests. If you completed the "Redemptions and Exchanges by Telephone" or "Redemption Instructions" information on your Account Application, you may redeem your shares by calling the Funds at 800-637-1700. Telephone redemptions will be sent to the bank or brokerage account designated on the shareholder's Account Application. To change your designated brokerage or bank account, contact the firm through which you purchased your Fund shares, or, if you purchased your shares directly from the Funds, send a written request to the Funds with a medallion signature guarantee. Telephone redemptions may also be sent to your home address provided that the Fund's records do not indicate that it has been changed within thirty (30) days of such redemption request. Each Fund reserves the right to record telephone calls and to refuse a telephone redemption if it reasonably believes that the instructions are not genuine or if there appear to be other irregularities regarding the request. Unless you did not sign up for telephone privileges or a Fund fails to take reasonable measures to verify the request, the Fund will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon telephone instructions.

Written Requests. When making a redemption request in writing, please include your account number, the Fund name, either the dollar amount or the number of shares you want to redeem, where the proceeds are to be sent or deposited, whether the redemption is to be made by check or by wire transfer and the name(s) and signature(s) of all accountholders. A medallion signature guarantee will also be required for the types of redemptions listed below. If you are redeeming shares held in your account

an Individual Retirement Account (IRA), please call the Funds for information regarding the applicable withholding requirements.

Medallion Signature Guarantees. The following types of redemptions require written instructions and a medallion signature guarantee:

•  the redemption is for more than $10,000 and the redemption proceeds are not being sent to the designated bank or brokerage account; or

•  the account address has been changed within the past 30 days; or

•  the redemption proceeds are to be sent to someone other than the account owner at the address of record.

Medallion signature guarantees are designed to protect both you and the Funds from fraud and reduce the risk of loss. A medallion signature guarantee can be obtained from most banks, credit unions or savings associations, or from broker-dealers, national securities exchanges or clearing agencies deemed eligible by the SEC. Notaries cannot provide medallion signature guarantees. Joint account owners need only provide a medallion signature guarantee for one of the account's registered owners.

Redemptions Through Third Parties. If you purchased or hold your Fund shares through a financial intermediary, you should contact a representative of the financial intermediary for information about selling your shares. Redemptions through a financial intermediary may involve that firm's own redemption minimums, services fees, or other requirements, which may be different from those described here. Under certain circumstances, a Fund may assist a third party in the collection of any such fees.

Redemptions Through the Exchange Privilege. A shareholder may exchange Fund shares for shares of the same class of other Reserve funds, on any day when the Fund's NAV is calculated, by calling 800-637-1700. Any new account established through an exchange will have the same privileges as the original account (provided such privileges are available). Exchange requests must be received by each Fund's cut-off time in order be effected at the two funds' respective NAV's on that day. Exchange requests received after the cut-off time of either fund will be effected on the next day on which the Funds' NAV is calculated.

Exchanges are available by telephone if you completed the "Redemption Instructions" or "Redemptions and Exchanges by Telephone" information on your Account Application to authorize telephone exchanges. Unless such authorization is withheld, a Fund will honor any telephone requests that the Fund deems to be valid. To reduce the risk of unauthorized or fraudulent instructions, all telephone exchange requests will be recorded. The Funds may also require the use of a password or other form of personal identification. A Fund may refuse a telephone exchange if it reasonably believes that the instructions are not genuine or if there appear to be other irregularities regarding the request. During periods of volatile economic and market conditions, a shareholder may have difficulty making an exchange request by telephone, in which case an exchange request would have to be made in writing.

your account

Exchanges of the shares of one fund for the shares of another fund is a taxable event and may result in a gain or loss for federal income tax purposes. The exchange privilege may not be available to clients of some Intermediaries, and some Intermediaries may impose additional or different conditions on exchanges by their clients.

You should carefully read the Prospectus of the fund into which you would like to exchange. There is currently no fee for exchanges among funds in the Reserve family of funds. The Funds may change or discontinue the exchange privilege at any time.

Redemptions In Kind. If the amount of a redemption request is large enough to affect a Fund's operations (for example, if the request is greater than the lesser of $250,000 or 1% of the Fund's net asset value), the Fund reserves the right to make payment in portfolio securities rather than in cash ("redemption in kind"), without notice. A shareholder may incur transaction expenses in converting securities received into cash, as well as taxes on any capital gains from the sale as with any redemption.

Minimum Balance Requirement. Because of the expenses of maintaining shareholder accounts, if your account, other than an IRA, has an average monthly account balance of less than $100,000 for Class Institutional, Liquidity Class I, Liquidity Class II, Liquidity Class III, Liquidity Class IV, Liquidity Class V, Investor Class I and Investor Class II, less than $10,000 for Investor Class III or less than $1,000 for Class R and Class Treasurer's Trust, and there has been no shareholder activity in the account for the past 12 months, the Funds may, after 30 days notice, charge a monthly Low Balance Fee (currently $15) or may redeem your shares and close the account. No account will be charged a fee or closed if the decline in balance is due to a decrease in share price. Some financial intermediaries may establish different minimum balances and fee amounts.

Frequent Purchases and Redemptions

Each Fund is designed as an investment vehicle for short-term cash management and is intended to provide liquidity to shareholders. Purchases or sales of shares of the Funds, and exchanges between funds in the Reserve family of funds, should not be used to exploit short-term swings in the market. Frequent purchases and sales of Fund shares by investors may increase fund expenses and necessitate changes in portfolio management strategies. RMCI does not monitor or limit short-term trading activity in the Fund regardless of frequency. Accordingly, the Board has not approved any policies and procedures designed to limit this activity. However, the Fund reserves the right to and may reject or cancel a purchase or exchange order for any reason, including if, in RMCI's opinion, there appears to be a pattern of excessive trading by an investor in other funds in the Reserve family of funds. The Fund or an authorized financial intermediary will provide notification of such a rejection or cancellation within one business day of the placement of the order. The Funds may not be able to determine that a specific purchase, sale or exchange is short-term or excessive, particularly with respect to orders made through omnibus accounts or retirement plans, and may not be able to reject all such orders, although it is the Funds' intention to do so. Any limitation on a shareholder's ability to exchange shares will not affect such shareholder's ability to redeem his or her shares.

shareholder services

Shareholder Services

The Funds offer a variety of shareholder services to make it more convenient to manage your account and to provide options to expand your investment opportunities. For more information on any of the following services, please call us at 800-637-1700 between 8:30 a.m. and 6:00 p.m. Eastern Time on any business day or visit our Web site at www.TheR.com. The following shareholder services are available to investors who hold their shares directly through The Reserve. These services may not be available through financial intermediaries, who may offer different services. If you are purchasing or if you hold your Fund shares through a financial intermediary, please consult a representative of the intermediary regarding what shareholder services are available.

Reserve Easy Access.SM Easy Access is The Reserve's 24-hour toll-free telephone service that lets shareholders use a touch-tone phone for a variety of options, which include obtaining yields, account balances and check reorders. To use it, call 800-637-1700 and follow the instructions.

Reserve Online Access.SM You may access your account activity for the previous six months, current price information and other information through Online Access at www.TheR.com. You must call The Reserve at 800-637-1700 to activate Online Access.

Shareholder Communications. An account statement is sent to each shareholder at least quarterly. Shareholders are advised to retain all account statements. Shareholders have a duty to examine their account statements and report any discrepancies to the Funds immediately. Failure to do so could result in the shareholder suffering a loss.

Additionally, shareholders receive an Annual Report, containing audited financial statements, and an unaudited Semi-Annual Report. Duplicate copies of shareholder communications, such as the Prospectus, Annual Report, and Semi-Annual Report, will not be sent to related accounts at a common address, unless we receive instructions to the contrary from you. Shareholders who are clients of some Intermediaries will receive an account statement combining transactions in Fund shares with account statements covering other brokerage or mutual fund accounts. If you would like to receive additional copies of these materials, please contact the Funds or the financial intermediary through which you purchased your Fund shares.

Special Services. The Funds may charge shareholder accounts for specific costs incurred in processing certain shareholder requests including, but not limited to, providing copies of shareholder checks and account statements from past periods, stop payment orders and providing special research services.

Stop Payments. Each Fund will honor stop payment requests on unpaid shareholder checks provided that it is advised of the correct check number, payee, check amount and date. Stop payment requests received by a Fund by the cut-off time will be effective the next business day. Oral stop payment requests are effective for fourteen (14) calendar days, at which time they will be cancelled unless confirmed in writing.

shareholder services

Written stop payment requests will remain in effect for one year. A fee will be charged for this service.

The following services are available only to investors in Class Treasurer's Trust, Investor Class I, Investor Class II, Investor Class III, and Class R:

Reserve Automatic Asset-Builder Plan.SM The Asset Builder Plan enables you to make automatic share purchases by having a fixed dollar amount ($25 minimum) transferred into your Reserve account on a regular basis from a checking, NOW, or bank money market deposit account or from a U.S. government distribution such as social security, a federal salary, certain veterans' benefits, or other regular payments from the federal government. You may also purchase shares automatically by arranging for all or a specified amount of your salary to be deposited directly into your Reserve account.

Reserve Automatic Transfer Plan.SM With the Automatic Transfer Plan, you may make free automatic transfers from your Fund account to the eligible checking, NOW or bank money market deposit account that you designate. You may choose to have dividends or distributions transferred to your designated account on a monthly basis or to have a specific dollar amount transferred to your designated account on a monthly, quarterly or annual basis. There is a $25 minimum for these transfers. You may also have amounts transferred to your designated account from telephone redemptions of $100 and over. To be eligible for these services, you must have an account with a balance of at least $5,000, and submit an Automatic Transfer Plan application to the Fund.

Reserve Cash Performance Account.SM The Reserve Cash Performance Account (Reserve CPA®) offers a comprehensive package of services, including unlimited, no-minimum checking, and detailed monthly statements. A Visa Gold Check Card (with ATM access) and the Reserve Airline Rewards Program are available for an annual fee. There is no monthly fee, but a $1,000 minimum is required to open a Reserve CPA account.

Reserve Cash Performance Plus.SM The Reserve CPA "Plus"® (CPA+) offers all of the services included with the CPA account, plus a year-end summary statement and a free Visa Platinum Check Card (with ATM access). The Reserve Airline Rewards Program is available for an annual fee. There is a monthly fee of $5 and a $5,000 minimum is required to open a CPA+ account.

Reserve eChecking.® Reserve eChecking is another way you can make redemptions from your account through check writing privileges. Reserve eChecking is an online bill payment service, which provides the ability to pay bills and more with point-and-click convenience. You will be charged a fee, currently $4.95 per month, for unlimited transactions.

Individual Retirement Accounts. Investors may use a Fund as an investment for an Individual Retirement Account (IRA). For more information call 800-637-1700 between 8:30 a.m. and 6:00 p.m. Eastern Time on any business day or visit our Web site at www.TheR.com for an IRA Account Application.

shareholder services

Reserve eDelivery.SM The Funds now offer electronic delivery of this Prospectus and other shareholder communications by eDelivery. In order to receive this service, you must register your account and provide us with e-mail information. Please call 800-637-1700 between 8:30 a.m. and 6:00 p.m. Eastern Time on any business day for more information or enroll online at www.TheR.com/eDelivery. You must provide a verifiable e-mail address to enroll. Reserve eDelivery may not be available if you hold your Fund shares through a broker-dealer or other financial intermediary. Contact a representative of the financial intermediary for more information.

Shareholder Service Policies. The Funds' policies concerning the shareholder services are subject to change from time to time. The Funds reserve the right to increase its minimum initial investment amount and to change the minimum account size subject to a Low Balance Fee or involuntary redemption. The Funds further reserve the right to impose service charges for other special services provided to individual shareholders including, but not limited to, fees for returned checks, stop payment orders on checks, and special research services. These fees may be changed or discontinued at any time and may be reduced or waived under certain circumstances.

dividends & taxes

Dividends & Taxes

The following discussion is intended as general information only; it is not a complete analysis of the federal tax implications of an investment in a fund. Because each person's tax situation is unique, you should consult your own tax adviser(s) with regard to the federal, state and local tax consequences of the purchase, ownership, exchange and redemption of Fund shares. If you invest through a tax-deferred account, such as a retirement plan, you generally will not pay tax on dividends and distributions paid by a Fund until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser. The applicable tax laws affecting a Fund and its shareholders are subject to change, including retroactive change.

The Funds declare dividend distributions daily and pay them monthly. The dividend distribution will include the net investment income and could at times include amounts of realized short-term capital gains, if any, on securities holdings and other Fund assets. Shareholders redeeming shares will receive all dividends declared through the date of redemption. The Funds anticipate that most of their dividends will consist of ordinary income, and that capital gains, if any, will be primarily short-term capital gains. Over the course of the year, substantially all of a Fund's net investment income and net short-term capital gains will be declared as dividends. Net realized long-term capital gains, if any, will be distributed by each Fund at least annually.

Distributions of any long-term capital gains earned by the Funds will be taxable to you as long-term capital gains, regardless of how long you have held your Fund shares.

All distributions are paid in the form of additional shares, unless you have requested that they be distributed to you in cash. This request may be made on your initial Account Application or by writing to the Funds. Distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional Fund shares.

If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and may recognize gain or loss on the transaction. Such gain or loss will generally be capital gain or loss, if any, which will be subject to the rules on long-term capital gains and losses to the extent you have held your shares for more than one year. Because each Fund seeks to maintain a stable $1.00 NAV, you are not likely to recognize a gain or loss on the redemption or exchange of shares.

Dividends of each Fund will generally be taxed as ordinary income, although a Fund may also distribute amounts taxable as capital gains.

After the end of each year, each Fund will provide you with information about the dividends and distributions you received. If you do not provide a Fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your dividends, distributions and redemption proceeds. It is each Fund's intention to distribute substantially all of its net investment income. At times a portion of a Fund's daily dividend distribution may come from net dividends & taxes

realized short-term capital gains or other Fund assets. If, for any distribution, a Fund's net investment income and net realized short-term capital gain are less than the amount of the distribution, the differences could result in a return of capital to investors for tax purposes. Net realized long-term capital gains, if any, will be distributed by each Fund at least annually.

The above discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the tax consequences to you of an investment in a Fund.

financial highlights

Financial Highlights

The Financial Highlights tables below are intended to help you understand each Fund's financial performance for the periods indicated. Certain information reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the respective Fund (assuming reinvestment of all dividends). The information for 2006 and 2007 has been audited by KPMG LLP, whose report, along with each Fund's financial statements, are included in the Funds' Annual Reports, which are available upon request by calling 800-637-1700. For all periods ending on or before May 31, 2005, the information provided was audited by another auditor.

Primary Fund

	Class R
	Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0432	0.0309	0.0100	0.0011	0.0065
Dividends from net investment income	(0.0432)	(0.0309)	(0.0100)	(0.0011)	(0.0065)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.42%	3.13%	1.01%	0.11%	0.65%
Ratios/Supplemental Data
Net assets end of year (millions)	$9,455.2	$7,464.5	$5,987.1	$6,067.2	$6,231.8
Ratio of expenses to average net assets, before fee waivers	1.00%	1.00%	1.00%	1.00%	1.00%
Ratios of expenses to average net assets, net of fee waivers	1.00%	1.00%	1.00%	0.99%	(b)
Ratio of net investment income to average net assets	4.33%	3.13%	1.00%	0.10%	0.64%

Primary Fund (continued)

	Investor Class III***
	Years Ended May 31,			August 12, 2003* to May 31,
	2007	2006	2005	2004
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0438	0.0314	0.0105	0.0009
Dividends from net investment income	(0.0438)	(0.0314)	(0.0105)	(0.0009)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.47%	3.19%	1.06%	0.09%
Ratios/Supplemental Data
Net assets end of period (millions)	$11.4	$11.2	$13.1	$16.0
Ratio of expenses to average net assets, before fee waivers	0.95%	0.95%	0.95%	0.95	%(a)
Ratios of expenses to average net assets, net of fee waivers	0.95%	0.95%	(b)	(b)
Ratio of net investment income to average net assets	4.37%	3.12%	1.00%	0.14	%(a)

	Investor Class II***
	Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0458	0.0334	0.0125	0.0035	0.0090
Dividends from net investment income	(0.0458)	(0.0334)	(0.0125)	(0.0035)	(0.0090)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.68%	3.39%	1.27%	0.35%	0.90%
Ratios/Supplemental Data
Net assets end of year (millions)	$88.7	$75.2	$55.7	$6.8	$14.1
Ratio of expenses to average net assets, before fee waivers	0.75%	0.75%	0.75%	0.75%	0.75%
Ratios of expenses to average net assets, net of fee waivers	0.75%	0.75%	(b)	(b)	(b)
Ratio of net investment income to average net assets	4.58%	3.36%	1.33%	0.37%	0.95%

Primary Fund (continued)

	Investor Class I***
	Years Ended May 31,			August 12, 2003* to May 31,
	2007	2006	2005	2004
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0463	0.0339	0.0130	0.0029
Dividends from net investment income	(0.0463)	(0.0339)	(0.0130)	(0.0029)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.73%	3.45%	1.32%	0.29%
Ratios/Supplemental Data
Net assets end of period (millions)	$28.4	$31.6	$19.4	$26.6
Ratio of expenses to average net assets, before fee waivers	0.70%	0.70%	0.70%	0.70	%(a)
Ratios of expenses to average net assets, net of fee waivers	0.70%	0.70%	(b)	(b)
Ratio of net investment income to average net assets	4.62%	3.51%	1.26%	0.39	%(a)

	Class Treasurer's Trust
	Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0473	0.0349	0.0140	0.0050	0.0105
Dividends from net investment income	(0.0473)	(0.0349)	(0.0140)	(0.0050)	(0.0105)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.84%	3.55%	1.42%	0.50%	1.06%
Ratios/Supplemental Data
Net assets end of year (millions)	$1,238.1	$1,004.8	$609.7	$443.7	$497.4
Ratio of expenses to average net assets, before fee waivers	0.60%	0.60%	0.60%	0.60%	0.60%
Ratios of expenses to average net assets, net of fee waivers	0.60%	0.60%	(b)	(b)	(b)
Ratio of net investment income to average net assets	4.73%	3.57%	1.49%	0.50%	1.04%

Primary Fund (continued)

	Liquidity Class V***
	Years Ended May 31,
	2007	2006	2005	2004		2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000		$1.0000
Net investment income	0.0488	0.0364	0.0155	0.0065		0.0120
Dividends from net investment income	(0.0488)	(0.0364)	(0.0155)	(0.0065)		(0.0120)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000		$1.0000
Total Return	5.00%	3.70%	1.57%	0.65%		1.21%
Ratios/Supplemental Data
Net assets end of year (millions)	$112.0	$56.8	$17.6	$16.0		$13.5
Ratio of expenses to average net assets, before fee waivers	0.45%	0.45%	0.45%	0.45%		0.45%
Ratios of expenses to average net assets, net of fee waivers	0.45%	0.45%	(b)	(b)		(b)
Ratio of net investment income to average net assets	4.88%	3.88%	1.58%	0.65%		1.23%
	Liquidity Class IV***
	Years Ended May 31,					July 1, 2002* to May 31,
	2007	2006	2005	2004		2003
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000		$1.0000
Net investment income	0.0498	0.0374	0.0165	0.0050		0.0075
Dividends from net investment income	(0.0498)	(0.0374)	(0.0165)	(0.0050)		(0.0075)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000		$1.0000
Total Return	5.10%	3.81%	1.68%	0.51%		0.76%
Ratios/Supplemental Data
Net assets end of period (millions)	$6.6	$9.1	$3.7	$5.1		$0.0	^
Ratio of expenses to average net assets, before fee waivers	0.35%	0.35%	0.35%	0.35	%(a)+	0.35	%(a)+
Ratios of expenses to average net assets, net of fee waivers	0.35%	0.35%	(b)	(b)		(b)
Ratio of net investment income to average net assets	4.97%	3.88%	1.49%	0.74	%(a)+	1.45	%(a)+

Primary Fund (continued)

	Liquidity Class III***
	Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0508	0.0384	0.0175	0.0085	0.0140
Dividends from net investment income	0.0508	(0.0384)	(0.0175)	(0.0085)	(0.0140)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	5.21%	3.91%	1.78%	0.86%	1.42%
Ratios/Supplemental Data
Net assets end of year (millions)	$589.9	$542.5	$552.3	$1,348.4	$1,524.7
Ratio of expenses to average net assets, before fee waivers	0.25%	0.25%	0.25%	0.25%	0.25%
Ratios of expenses to average net assets, net of fee waivers	0.25%	0.25%	(b)	(b)	(b)
Ratio of net investment income to average net assets	5.07%	3.84%	1.65%	0.84%	1.41%

	Liquidity Class II***
	Years Ended May 31,			February 17, 2004* to May 31,
	2007	2006	2005	2004
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0513	0.0389	0.0180	0.0025
Dividends from net investment income	(0.0513)	(0.0389)	(0.0180)	(0.0025)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	5.26%	3.96%	1.83%	0.26%
Ratios/Supplemental Data
Net assets end of period (millions)	$303.1	$233.5	$266.5	$0.0	^
Ratio of expenses to average net assets, before fee waivers	0.20%	0.20%	0.20%	0.20	%(a)
Ratios of expenses to average net assets, net of fee waivers	0.20%	0.20%	(b)	(b)
Ratio of net investment income to average net assets	5.12%	3.93%	1.86%	0.89	%(a)

Primary Fund (continued)

	Liquidity Class I***
	Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0519	0.0394	0.0185	0.0095	0.0150
Dividends from net investment income	(0.0519)	(0.0394)	(0.0185)	(0.0095)	(0.0150)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	5.31%	4.02%	1.88%	0.96%	1.52%
Ratios/Supplemental Data
Net assets end of year (millions)	$717.7	$173.5	$61.9	$136.7	$692.0
Ratio of expenses to average net assets, before fee waivers	0.15%	0.15%	0.15%	0.15%	0.15%
Ratios of expenses to average net assets, net of fee waivers	0.13%	0.15%	(b)	(b)	(b)
Ratio of net investment income to average net assets	5.21%	4.07%	1.57%	0.95%	1.30%

	Class Institutional**
	Year Ended May 31,			June 25, 2003* to May 31,
	2007	2006	2005	2004
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0523	0.0397	0.0188	0.0090
Dividends from net investment income	(0.0523)	(0.0397)	(0.0188)	(0.0090)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	5.37%	4.05%	1.92%	0.91%
Ratios/Supplemental Data
Net assets end of period (millions)	$15,316.6	$370.8	$190.1	$328.1
Ratio of expenses to average net assets, before fee waivers	0.12%	0.12%	0.12%	0.12	%(a)
Ratios of expenses to average net assets, net of fee waivers	0.09%	0.12%	(b)	(b)
Ratio of net investment income to average net assets	5.26%	4.06%	1.81%	0.97	%(a)

Primary Fund (continued)

	Class 8** (Unaudited)
	Period from June 1, 2006 to		Years Ended May 31,
	August 31,
	2006		2006	2005	2004	2003
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0130		0.0401	0.0193	0.0102	0.0157
Dividends from net investment income	(0.0130)		(0.0401)	(0.0193)	(0.0102)	(0.0157)
Net asset value at end of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.31%		4.09%	1.97%	1.03%	1.59%
Ratios/Supplemental Data
Net assets end of period (millions)	$—		$10,184.3	$4,427.1	$11,262.8	$5,304.3
Ratio of expenses to average net assets, before fee waivers	0.08	%(a)	0.08%	0.08%	0.08%	0.08%
Ratio of expenses to average net assets, net of fee waivers	0.08	%(a)	0.08%	0.07%	0.08%	0.08%
Ratio of net investment income to average net assets	5.18	%(a)	4.08%	1.72%	1.02%	1.45%

U.S. Government Fund

	Class R
	Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0428	0.0307	0.0102	0.0010	0.0050
Dividends from net investment income	(0.0428)	(0.0307)	(0.0102)	(0.0010)	(0.0050)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.37%	3.12%	1.03%	0.10%	0.50%
Ratios/Supplemental Data
Net assets end of year (millions)	$4,481.3	$1,996.1	$940.0	$853.5	$846.7
Ratio of expenses to average net assets, before fee waivers	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets, net of fee waivers	1.00%	1.00%	1.00%	0.98%	(b)
Ratio of net investment income to average net assets	4.28%	3.21%	1.04%	0.10%	0.50%

U.S. Government Fund (continued)

	Class Treasurer's Trust
	Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0468	0.0347	0.0142	0.0049	0.0090
Dividends from net investment income	(0.0468)	(0.0347)	(0.0142)	(0.0049)	(0.0090)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.79%	3.53%	1.44%	0.49%	0.91%
Ratios/Supplemental Data
Net assets end of year (millions)	$179.2	$100.3	$81.2	$19.3	$6.5
Ratio of expenses to average net assets, before fee waivers	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets, net of fee waivers	0.60%	0.60%	(b)	(b)	(b)
Ratio of net investment income to average net assets	4.68%	3.52%	1.64%	0.48%	0.83%
	Liquidity Class V***
	Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0483	0.0362	0.0157	0.0064	0.0105
Dividends from net investment income	(0.0483)	(0.0362)	(0.0157)	(0.0064)	(0.0105)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.94%	3.69%	1.59%	0.64%	1.06%
Ratios/Supplemental Data
Net assets end of year (millions)	$31.4	$16.3	$9.2	$0.0 ^	$5.8
Ratio of expenses to average net assets, before fee waivers	0.45%	0.45%	0.45%	0.44%	0.45%
Ratios of expenses to average net assets, net of fee waivers	0.45%	0.45%	(b)	(b)	(b)
Ratios of net investment income to average net assets	4.83%	3.80%	2.36%	0.66%	0.86%

U.S. Government Fund (continued)

	Liquidity Class III***
	Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0503	0.0382	0.0177	0.0084	0.0125
Dividends from net investment income	(0.0503)	(0.0382)	(0.0177)	(0.0084)	(0.0125)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	5.15%	3.89%	1.80%	0.84%	1.27%
Ratios/Supplemental Data
Net assets end of year (millions)	$24.4	$23.4	$4.6	$66.0	$50.1
Ratio of expenses to average net assets, before fee waivers	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets net of fee waivers	0.25%	0.25%	(b)	(b)	(b)
Ratio of net investment income to average net assets	5.03%	3.96%	1.44%	0.83%	1.28%
	Liquidity Class I***
	Years Ended May 31,				November 18, 2002* to May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0514	0.0392	0.0187	0.0094	0.0061
Dividends from net investment income	(0.0514)	(0.0392)	(0.0187)	(0.0094)	(0.0061)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	5.27%	4.00%	1.90%	0.94%	0.61%
Ratios/Supplemental Data
Net assets end of period (millions)	$81.0	$0.1	$0.1	$0.1	$0.1
Ratio of expenses to average net assets, before fee waivers	0.15%	0.15%	0.15%	0.15%	0.15	%(a)
Ratio of expenses to average net assets net of fee waivers	0.14%	0.15%	(b)	(b)	(b)
Ratio of net investment income to average net assets	5.18%	4.19%	1.87%	0.93%	1.17	%(a)

U.S. Government Fund (continued)

	Class Institutional**
	Year Ended May 31,			February 24, 2004* to May 31,
	2007	2006	2005	2004
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0517	0.0395	0.0190	0.0025
Dividends from net investment income	(0.0517)	(0.0395)	(0.0190)	(0.0025)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	5.30%	4.03%	1.94%	0.25%
Ratios/Supplemental Data
Net assets end of period (millions)	$1,158.4	$128.5	$45.2	$1.0
Ratio of expenses to average net assets, before fee waivers	0.12%	0.12%	0.12%	0.13	%(a)
Ratio of expenses to average net assets, net of fee waivers	0.11%	0.12%	(b)	(b)
Ratio of net investment income to average net assets	5.18%	3.96%	2.12%	0.96	%(a)

	Class 8** (Unaudited)
	Period From June 1, 2006 to August 31,		Years Ended May 31,			June 7, 2002* to May 31,
	2006		2006	2005	2004	2003
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0129		0.0399	0.0194	0.0101	0.0142
Dividends from net investment income	(0.0129)		(0.0399)	(0.0194)	(0.0101)	(0.0142)
Net asset value at end of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.30%		4.07%	1.98%	1.01%	1.44%
Ratios/Supplemental Data
Net assets end of period (millions)	$0.0		$1,762.5	$439.1	$283.5	$49.1
Ratio of expenses to average net assets, before fee waivers	0.08	%(a)	0.08%	0.08%	0.08%	0.08	%(a)
Ratios of expenses to average net assets, net of fee waivers	0.08	%(a)	0.07%	(b)	(b)	(b)
Ratios of net investment income to average net assets	5.13	%(a)	4.27%	1.98%	1.00%	1.20	%(a)

U.S. Treasury Fund

	Class R
	Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0395	0.0273	0.0083	0.0009	0.0047
Dividends from net investment income	(0.0395)	(0.0273)	(0.0083)	(0.0009)	(0.0047)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.03%	2.77%	0.83%	0.09%	0.47%
Ratios/Supplemental Data
Net assets end of year (millions)	$503.0	$429.4	$313.9	$377.5	$356.2
Ratio of expenses to average net assets, before fee waivers	1.00%	1.00%	1.00%	1.00%	1.00%
Ratios of expenses to average net assets net of fee waivers	1.00%	0.99%	0.99%	0.89%	1.00%
Ratio of net investment income to average net assets	3.95%	2.77%	0.80%	0.09%	0.47%
	Class Treasurer's Trust
	Years Ended May 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0435	0.0313	0.0121	0.0039	0.0086
Dividends from net investment income	(0.0435)	(0.0313)	(0.0121)	(0.0039)	(0.0086)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.44%	3.18%	1.23%	0.39%	0.87%
Ratios/Supplemental Data
Net assets end of year (millions)	$38.4	$69.3	$94.0	$251.4	$281.9
Ratio of expenses to average net assets, before fee waivers	0.60%	0.60%	0.60%	0.60%	0.60%
Ratios of expenses to average net assets net of fee waivers	0.60%	0.59%	(b)	(b)	(b)
Ratio of net investment income to average net assets	4.34%	3.09%	1.17%	0.39%	0.85%

U.S. Treasury Fund (continued)

	Investor Class II***
	Year Ended May 31,		August 16, 2004* to May 31,
	2007	2006	2005
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000
Net investment income	0.0420	0.0298	0.0100
Dividends from net investment income	(0.0420)	(0.0298)	(0.0100)
Net asset value at end of period	$1.0000	$1.0000	$1.0000
Total Return	4.29%	3.03%	1.01%
Ratios/Supplemental Data
Net assets end of period (millions)	$8.1	$13.2	$1.4
Ratio of expenses to average net assets, before fee waivers	0.75%	0.75%	0.76	%(a)
Ratios of expenses to average net assets net of fee waivers	0.75%	0.75%	(b)
Ratio of net investment income to average net assets	4.20%	3.31%	1.39	%(a)

	Liquidity Class V***
	Year Ended May 31,			August 7, 2003* to May 31,
	2007	2006	2005	2004
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0450	0.0328	0.0137	0.0043
Dividends from net investment income	(0.0450)	(0.0328)	(0.0137)	(0.0043)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.60%	3.34%	1.38%	0.43%
Ratios/Supplemental Data
Net assets end of period (millions)	$29.5	$3.5	$0.0 ^	$0.0	^
Ratio of expenses to average net assets, before fee waivers	0.45%	0.45%	0.45%	0.43	%(a)
Ratios of expenses to average net assets net of fee waivers	0.45%	0.45%	(b)	(b)
Ratio of net investment income to average net assets	4.55%	3.48%	1.38%	0.54	%(a)

U.S. Treasury Fund (continued)

	Liquidity Class I***
	Period From December 27, 2006* to May 31, 2007
Net asset value at beginning of period	$1.0000
Net investment income	0.0207
Dividends from net investment income	(0.0207)
Net asset value at end of period	$1.0000
Total Return	2.09%
Ratios/Supplemental Data
Net assets end of period (millions)	$0.0	^
Ratio of expenses to average net assets, before fee waivers	0.15	%(a)
Ratios of expenses to average net assets net of fee waivers	0.15	%(a)
Ratio of net investment income to average net assets	4.84%

	Liquidity Class III***
	Year Ended May 31,			August 7, 2003* to May 31,
	2007	2006	2005	2004
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0469	0.0348	0.0156	0.0058
Dividends from net investment income	(0.0469)	(0.0348)	(0.0156)	(0.0058)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.80%	3.54%	1.59%	0.58%
Ratios/Supplemental Data
Net assets end of period (millions)	$0.0 ^	$13.1	$0.0 ^	$0.0	^
Ratio of expenses to average net assets, before fee waivers	0.25%	0.25%	0.25%	0.26	%(a)
Ratios of expenses to average net assets net of fee waivers	0.25%	0.25%	(b)	(b)
Ratio of net investment income to average net assets	4.50%	4.24%	1.66%	0.71	%(a)

U.S. Treasury Fund (continued)

	Class Institutional**
	Year Ended May 31,			February 24, 2004* to May 31,
	2007	2006	2005	2004
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0483	0.0361	0.0170	0.0022
Dividends from net investment income	(0.0483)	(0.0361)	(0.0170)	(0.0022)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.95%	3.68%	1.72%	0.22%
Ratios/Supplemental Data
Net assets end of period (millions)	$10.2	$0.1	$0.0 ^	$0.0	^
Ratio of expenses to average net assets, before fee waivers	0.12%	0.12%	0.12%	0.12	%(a)
Ratios of expenses to average net assets net of fee waivers	0.11%	0.11%	(b)	(b)
Ratio of net investment income to average net assets	4.86%	6.46%	1.78%	0.83	%(a)

	Class 8** (Unaudited)
	Period From June 1, 2006 to August 31,		Years Ended May 31,			June 7, 2002* to May 31,
	2006		2006	2005	2004	2003
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0120		0.0366	0.0173	0.0091	0.0143
Dividends from net investment income	(0.0120)		(0.0366)	(0.0173)	(0.0091)	(0.0143)
Net asset value at end of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.20%		3.73%	1.77%	0.91%	1.44%
Ratios/Supplemental Data
Net assets end of period (millions)	$0.0		$23.1	$45.3	$45.9	$10.4
Ratio of expenses to average net assets, before fee waivers	0.08	%(a)	0.08%	0.08%	0.08%	0.08	%(a)
Ratios of expenses to average net assets net of fee waivers	0.08	%(a)	0.07%	(b)	(b)	(b)
Ratio of net investment income to average net assets	4.77	%(a)	3.58%	1.69%	0.90%	1.12	%(a)

Reserve Liquid Performance Money Market Fund

	Liquidity Class I***
	Year Ended May 31, 2007	Period from January 11, 2006* to May 31, 2006
Net asset value at beginning of period	$1.0000	$1.0000
Net investment income	0.0525	0.0180
Dividends from net investment income	(0.0525)	(0.0180)
Net asset value at end of period	$1.0000	$1.0000
Total Return	5.39%	1.82	%(c)
Ratios/Supplemental Data
Net assets end of period (millions)	$39.0	$0.1
Ratio of expenses to average net assets, before fee waivers	0.15%	0.15	%(a)
Ratio of expenses to average net assets, net of fee waivers	0.01%	0.00	%(a)
Ratio of net investment income to average net assets	5.32%	4.57	%(a)

	Class Treasurer's Trust
	Period from December 7, 2006* to May 31, 2007
Net asset value at beginning of period	$1.0000
Net investment income	0.0256
Dividends from net investment income	(0.0256)
Net asset value at end of period	$1.0000
Total Return	2.59	%(c)
Ratios/Supplemental Data
Net assets end of period (millions)	$5.1
Ratio of expenses to average net assets, before fee waivers	0.60	%(a)
Ratio of expenses to average net assets, net of fee waivers	0.01	%(a)
Ratio of net investment income to average net assets	5.34	%(a)

*  Inception of Class operations.

**  Effective September 1, 2006, Class 12 was renamed Class Institutional, and Class 8 was no longer offered.

***  Effective September 28, 2007, Classes 15, 20, 25, 35 and 45 were renamed Liquidity Class I, Liquidity Class II, Liquidity Class III, Liquidity Class IV and Liquidity Class V, respectively, and Classes 70, 75 and 95 were renamed Investor Class I, Investor Class II and Investor Class III, respectively.

+  The share class did not have assets as shown outstanding during the entire period indicated. Therefore, ratios were annualized based on the period that the class held assets and therefore was allocated income and expenses.

^  Amount is less than $50,000.

(a)  Annualized.

(b)  As there were no fee waivers during the period, this is not applicable.

(c)  Not Annualized.

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PROTECTING YOUR PRIVACY AT THE RESERVE*

Protecting Customer Information: Keeping your personal information secure is important to us at The Reserve. This Privacy Policy explains how we protect your privacy, when we collect and use information about you in order to administer your account, and the measures we take to safeguard that information.

ALL PERSONAL INFORMATION PROVIDED BY OUR CUSTOMERS IS USED EXCLUSIVELY TO ADMINISTER OUR BUSINESS AND RELATED SERVICES IN A MANNER CONSISTENT WITH ALL APPLICABLE LAWS AND REGULATIONS. IT IS KEPT CONFIDENTIAL AND NOT SOLD TO THIRD PARTIES FOR USE IN MARKETING OR SOLICITATION. WE MAINTAIN YOUR PERSONAL INFORMATION ACCORDING TO STRICT STANDARDS OF SECURITY AND CONFIDENTIALITY.

The Reserve requires that employees with access to confidential information not use or disclose the information except for our internal business use. Only employees who need this information to service your accounts have access to this information. Such employees are trained to safeguard your personal information.

Who Is Covered by Our Privacy Policy: This Privacy Policy applies to all current and former customers of The Reserve. Customers who receive information from The Reserve through the Internet are covered by The Reserve's Internet Security Statement, which is posted on our Web site at www.TheR.com. The site also contains links to unaffiliated Web sites. The Reserve is not responsible for the privacy practices or the content of such other Web sites.

Customers receive our Privacy Policy when they open a new account and annually thereafter. Our current policy is available online at www.TheR.com. You will be notified of any major change to the Privacy Policy.

Types of Information We Collect From Our Customers:

•  Information from applications, incoming phone calls, online registrations or other forms (such as your name, address, e-mail address, social security number and income).

•  Information about your Reserve account, account transactions (e.g., account number, spending and payment history, use of online products and services) and other transactions with The Reserve and others.

•  Information about your creditworthiness, credit history, and information about you obtained from consumer reporting agencies or other companies we work with, and information obtained in connection with our efforts to protect against fraudulent or unauthorized use of your account(s).

(i)

•  If you visit our Web site, we use software to collect anonymous data including browser types, pages visited, date of visit and time spent on our site. With or without cookies, our Web site keeps track of usage data, such as the source address of a page request, your IP address or domain name, the date and time of the page request, the referring Web site (if any) and other parameters in the URL. We use this data to better understand Web site usage and to improve our Web site. The information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to our Internet Security Statement found on our Web site at www.TheR.com for more information.

•  If you utilize The Reserve's online services, we retain your user ID and password and information about your use of our Web site so that we can recognize you as a registered user of a Reserve online service and personalize your online session.

Use of Information: When we collect personal information from you, we will reference this policy or otherwise explain to you how we intend to use the information. We use personal information in ways compatible with the purposes for which we originally requested it. We limit the collection and use of personal information to what is necessary to administer our business. The Reserve shares personal information about you to give you superior customer service, provide convenient access to our services and make a wider range of products available to you. We share this information in the following ways:

•  Legal and Routine Business Reasons. The Reserve may disclose personal information as required by law. We do reserve the right to disclose personal information in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request. Personal information may be shared with third-party service providers for the sole purpose of performing services for The Reserve. Companies we hire to provide support services must conform to our privacy standards. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for The Reserve, such as printing statements, checks, etc.

•  Marketing Purposes. We may also share information we have about you, as described above, with third parties hired by The Reserve to market The Reserve products and services exclusively, except for information about customers in our Cash Sweep program.

•  Sharing Information within The Reserve. The Reserve and its affiliated companies offer a selection of financial products and services. We may share information we have about you, as described above, among these entities. Some of the benefits to you include improved customer service and responsiveness and detection of unusual behavior to help prevent unauthorized transactions or fraud.

(ii)

Questions: If you have any questions, please call our Institutional Sales Department between the hours of 8:00a.m. and 5:00p.m. Eastern Time or send a letter to The Reserve, Attn: Administrative Department, 1250 Broadway, New York, NY 10001-3701.

We constantly evaluate our procedures to protect personal information and make every effort to keep your personal information accurate and current. If you identify any error in your personal information or need to change that information, please contact us and we will update our records. If you have any questions, please contact us by e-mail at customerservice@TheR.com or call us at 800-637-1700 and press "0".

Options Relating to Disclosure of Personal Information: We will not contact you regarding additional Reserve products or services, and we will not provide personal information to any third parties for this purpose, if you instruct us not to do so. To give us such instructions, please e-mail us at customerservice@TheR.com or call us at 800-637-1700 and press "0". If you choose this option, we will continue to contact you from time to time to notify you of changes or updates to your account, to our services or to our Web site.

Ways you can protect your privacy:

Here are some measures to take to help prevent theft of your identity:

•  Do not share your account information, including personal or secret codes or passwords, with others.

•  Never provide confidential information to unknown callers.

•  Protect your account records including all statements and receipts.

•  Use a secure browser when doing business on the Internet, and exit online applications when finished.

If you believe you may be a victim of identity theft, you should:

•  Contact The Reserve customer service immediately.

•  Report the theft to each of these credit reporting agencies: Experian - 888-397-3742; Equifax - 800-525-6285 and TransUnion - 800-680-7289.

•  File a police report in your local jurisdiction; retain the report number and name of the officer with whom you filed the report.

•  Contact the Federal Trade Commission's Identity Theft Hotline at 877-IDTHEFT to file a complaint or go to www.consumer.gov/idtheft.

*  All references in this notice to "The Reserve" or "Reserve" include the Reserve family of funds, Reserve Management Corporation, Reserve Management Company, Inc., or Resrv Partners, Inc., member FINRA.

(iii)

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This Prospectus contains the information about each Fund which a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Funds, and is incorporated by reference into this Prospectus. Each Fund's Annual and Semi-Annual Reports list the Fund's holdings, describe Fund performance, and include other information about the Fund's investments. You may obtain these documents without charge, make inquiries or request other information about the Funds by calling The Reserve toll free at 800-637-1700. You may also download these documents and the SAI from the Funds' Web site at www.TheR.com, or by writing to The Reserve, 1250 Broadway, New York, NY 10001-3701.

Information about each Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the operation of the public reference room, call 1-202-551-8090. Reports and other information about the Funds are also available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investors are advised to read and retain this Prospectus for future reference.

1250 Broadway, New York, NY 10001-3701
212-401-5500

General Information and 24-Hour Yield and Balance Information
800-637-1700 • www.TheR.com

Distributor – Resrv Partners, Inc.
RF/PGT 09/07

Investment Company File Number: 811-2033
©The Reserve Fund

STATEMENT OF ADDITIONAL INFORMATION

Primary Fund, U.S. Government Fund,

U.S. Treasury Fund & Reserve Liquid Performance Money Market Fund,

of The Reserve Fund

1250 Broadway, New York, N.Y. 10001-3701

212-401-5500 or 800-637-1700

24-Hour Yield And Balance Information

Nationwide 800-637-1700 - www.TheR.com

The Reserve Fund (the “Trust”) was organized on February 1, 1970 as a Maryland corporation and re-organized on October 28, 1986 as a Massachusetts business trust.  The Trust is an open-end, management investment company, registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “Investment Company Act”).  This Statement of Additional Information (“SAI”) describes the Trust and four of its separate series: Primary Fund, U.S. Government Fund, U.S. Treasury Fund and Reserve Liquid Performance Money Market Fund (each a “Fund” and together the “Funds”).  As of the date of this SAI, Primary Fund, U.S. Government Fund and U.S. Treasury Fund are authorized to issue shares in the following classes: Class Institutional, Liquidity Class I, Liquidity Class II, Liquidity Class III, Liquidity Class IV, Liquidity Class V, Class Treasurer’s Trust, Investor Class I, Investor Class II, Investor Class III and Class R.  The Reserve Liquid Performance Money Market Fund is authorized to issue shares in the following classes:  Liquidity Class I and Class Treasurer’s Trust.  Additional series and classes may be added by the Board of Trustees of the Trust (the “Trustees”) without a shareholder vote.

This SAI is not a prospectus, and should be read in conjunction with the combined prospectus of the Funds dated September 28, 2007 (the “Prospectus”).  The Prospectus is incorporated by reference into this SAI and this SAI is incorporated by reference into the Prospectus.  Each Fund’s audited financial statements are incorporated by reference into this SAI from its Annual Report to shareholders for the fiscal year ended May 31, 2007 (the “Annual Report”).

A copy of the Prospectus and the Annual Report may be obtained without charge by writing to the Trust at the address shown above or calling Reserve Management Company, Inc., each Fund’s investment adviser (“RMCI” or the “Adviser”), toll free at 800-637-1700.  The SEC maintains a Web site (http://www.sec.gov) where you can download the SAI, the Prospectus, the Annual Report, material incorporated by reference and other information regarding the Funds.

This SAI is dated September 28, 2007.

SHARES OF THE FUNDS ARE NEITHER GUARANTEED NOR INSURED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

1

Investment Objective and Policies

The investment objective of each Fund is to seek as high a level of current income as is consistent with preservation of capital and liquidity.  This investment objective is a fundamental policy and may not be changed without the vote of a majority of the outstanding shares of the Fund as defined in the Investment Company Act.  There can be no assurance that a Fund will achieve its investment objective.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.  Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Fundamental Policies.  Each Fund’s investment objective and the following fundamental investment policies may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund.  A majority of the outstanding shares of a Fund means the vote of the lesser of (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund (a “Majority Vote”).  Under each Fund’s fundamental investment policies, a Fund may not:

(1)                                  borrow money except as a temporary or emergency measure and not in an amount to exceed 5% of the market value of its total assets;

(2)                                  issue senior securities except in compliance with the Investment Company Act;

(3)                                  act as an underwriter with respect to the securities of others except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(4)                                  invest more than 25% of its total assets in any particular industry, except to the extent that its investments may be concentrated exclusively in U.S. government securities and bank obligations or repurchase agreements secured by such obligations;

(5)                                  purchase, sell or otherwise invest in real estate or commodities or commodity contracts;

(6)                                  lend more than 33 1/3% of the value of its total assets, except to the extent its investments may be considered loans;

(7)                                  sell any security short or write, sell or purchase any futures contract or put or call option; and

(8)                                  make investments on a margin basis except, in the case of the Reserve Liquid Performance Money Market Fund, to obtain such short-term credits as may be necessary for the clearance of transactions.

Although each Fund (other than the Reserve Liquid Performance Money Market Fund) has determined to be a non-diversified investment company, in fact, like all money market funds, each Fund operates as a diversified investment company, and will continue to do so.  Under Section 5(b) of the Investment Company Act, a diversified company must have 75% of the value of its total assets in cash and cash items (including receivables), U.S. government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of its total assets and to not more than 10% of the outstanding voting securities of such issuer.  Any management company other than a diversified company is defined as a “non-diversified” company pursuant to Section 5(b)(2).

In addition, each Fund intends to comply with the diversification requirements of Rule 2a-7 under the Investment Company Act which generally limits a money market fund to investing no more than 5% of its total assets in securities of any one issuer, except U.S. government securities, and, if such securities are not First Tier Securities (as defined in the Rule), to not more than 1% of its total assets.  Money market funds are also subject to the credit quality and maturity requirements of Rule 2a-7.  Accordingly, each Fund may invest only in securities with a

2

remaining maturity of 397 days or less for individual securities and must maintain a dollar-weighted average portfolio maturity of 90 days or less.

The U.S. Government Fund will, under normal circumstances, invest at least 80% of its net assets in securities of the U.S. government, its agencies and instrumentalities, and repurchase agreements supported by such investments.  The U.S. Treasury Fund will, under normal circumstances, invest at least 80% of its net assets in securities backed by the full faith and credit of the U.S. government.  Neither the U.S. Government Fund nor the U.S. Treasury Fund intends to borrow for investment purposes, except as otherwise described below.  These policies are fundamental and may not be changed without a Majority Vote.

The Investment Company Act prohibits open-end funds from issuing “senior securities” other than bank borrowings that have at least 300% asset coverage.  A Fund will not be considered to have issued a “senior security” by entering into reverse repurchase agreements because it will maintain liquid assets in a segregated account having a value equal to the repurchase price, including interest.

Notwithstanding the foregoing investment restrictions, each Fund may invest substantially all of its assets in another open-end investment company with substantially the same investment objective as the Fund.

Although not currently using a “master/feeder” structure, the Trust has obtained, on behalf of the Primary, U.S. Government and U.S. Treasury Funds, shareholder approval to use a “master/feeder” structure.  In that case, each of these Funds may become a “feeder fund” that would invest in a corresponding “master fund” rather than investing directly in securities.  The master fund, in turn, would invest in securities according to the strategies and policies described in the Prospectus.  A potential benefit of this structure is that the expenses of the master fund could be shared with any other feeder funds.

If the Reserve Liquid Performance Money Market Fund invests in an affiliated money market fund, it will reduce the fees and expenses payable by Fund investors by the amount of fees and expenses charged by that affiliated fund.  If the Reserve Liquid Performance Money Market Fund invests in an unaffiliated money-market fund, shareholders would bear both their proportionate share of fees and expenses in the Fund (including investment advisory fees) and, indirectly, the fees and expenses of such money market fund (including the investment advisory fees of that fund).

Although not currently using a “master/feeder” structure, pursuant to receipt of an order of exemption from the SEC, the Trust, on behalf of the Reserve Liquid Performance Money Market Fund, may use a “master/feeder” structure if approved by an affirmative vote of the Trustees, including the Independent Trustees, and 60 days’ advance written notice is made to all shareholders.  In that case, the Reserve Liquid Performance Money Market Fund would be a “feeder fund,” meaning that it would invest in a corresponding “master fund” rather than investing directly in securities.  The master fund in turn invests in securities using the strategies described in the Prospectus.  If the Reserve Liquid Performance Money Market Fund invests in a “master fund,” its overall expense ratio may increase.

The Funds may invest their assets without limit in money market funds, including affiliated funds.

Money Market Instruments and Investment Strategies

The following section contains more detailed information about the types of instruments in which each Fund may invest, the strategies the Funds may employ, and a summary of the related risks.  A particular type of instrument or strategy will be utilized only when, in the Adviser’s opinion, the utilization will help a Fund achieve its investment objective.

MONEY MARKET INSTRUMENTS

U.S. Government Securities.  The Primary Fund, the Reserve Liquid Performance Money Market Fund and the U.S. Government Fund may also invest in other U.S. government securities including instruments which are issued or guaranteed by agencies of the federal government and instrumentalities which have been established or sponsored by the U.S. government, and certain interests in the foregoing securities.  U.S. government securities include

3

obligations such as securities issued by the Government National Mortgage Association (“GNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”), the Federal National Mortgage Association (“FNMA”), the Student Loan Marketing Association (“SLMA”) and the Federal Home Loan Bank (“FHLB”), in addition to direct obligations of the U.S. Treasury.  Some obligations of agencies and instrumentalities of the U.S. government, such as GNMA, are supported by the full faith and credit of the U.S. government.  Other securities, such as obligations issued by FNMA and SLMA, are supported by the right of the issuer to borrow from the U.S. Treasury; and others, such as obligations issued by FHLB and FHLMC, are supported only by the credit of the agency or instrumentality issuing the obligation.  In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. Treasury Obligations.  Each Fund may invest in obligations of or obligations guaranteed by the U.S. Treasury and backed by the full faith and credit of the U.S. government.  The U.S. Treasury Fund invests exclusively in these securities.  Generally, the U.S. Treasury Fund’s assets will be invested in direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes, and Treasury bonds).  U.S. Treasury STRIPS permit the separate ownership and trading of the interest and principal components of direct obligations of the U.S. Treasury.  These obligations may take the form of (i) obligations from which interest coupons have been stripped; (ii) the interest coupons that are stripped; or (iii) book-entries at a Federal Reserve member bank representing ownership of obligation components.

The Primary Fund and the Reserve Liquid Performance Money Market Fund may also invest in the following types of money market instruments:

Bank Obligations.  The Primary Fund and Reserve Liquid Performance Money Market Fund may invest in bank obligations, including certificates of deposit, banker’s acceptances, time deposits and securities backed by letters of credit of U.S. banks, foreign banks, foreign branches of U.S. banks and U.S. branches of foreign banks.  A certificate of deposit is a negotiable certificate representing a bank’s obligation to repay funds deposited with it, which earns a specified rate of interest over a given period.  A banker’s acceptance is a negotiable obligation of a bank to pay a draft which has been drawn on it by a customer.  A time deposit is a non-negotiable deposit in a bank earning a specified interest rate over a given period of time.  A letter of credit is an unconditional guarantee by the issuing bank to pay principal and interest on a note a corporation has issued.

Domestic banks are subject to extensive government regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged.  General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.  Domestic commercial banks organized under federal law are supervised and examined by the Controller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC.  Domestic banks organized under state law are supervised and examined by state banking authorities and the FDIC, but are members of Federal Reserve System only if they elect to join.  As a result of federal and state laws and regulations, domestic banks are, among other things, generally required to maintain specified levels of reserves and are subject to other regulations designed to promote financial soundness.  Foreign branches or subsidiaries of U.S. banks may be subject to less stringent reserve requirements than are U.S. banks.  U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the states in which they are located.  There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank or other issuer than about a U.S. bank or other issuer, and such entities may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. issuers.  The Primary Fund will treat bank money instruments issued by U.S. branches or subsidiaries of foreign banks (“Yankeedollar” obligations) as obligations issued by domestic banks only if the branch or subsidiary is subject to the same bank regulation as U.S. banks.

Foreign Corporate Debt Obligations and Foreign Bank Obligations.  The Primary Fund and the Reserve Liquid Performance Money Market Fund may invest in foreign investment grade corporate debt obligations (including commercial paper) of foreign companies, as well as in the obligations of foreign banks located in industrialized nations in Western Europe, as well as Australia and Canada and foreign branches of U.S. banks (“Eurodollar” obligations), which banks have, at the time of the investment, more than $25 billion in total assets or the equivalent in other currencies.  Eurodollar obligations and obligations of branches or subsidiaries of foreign depository institutions may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by

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the terms of the specific obligations or by government regulation.  Investments in obligations of foreign depository institutions and their foreign branches and subsidiaries will only be made if determined to be of comparable quality to other investments permissible for the Fund.  Investment in these securities involves risks which may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest.  Furthermore, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. standards.  Evidence of ownership of Eurodollar and foreign obligations may be held outside the United States, and the Primary Fund may be subject to the risks associated with the holding of such property overseas.  Eurodollar and foreign obligations of the Fund held overseas will be held by foreign branches of the Fund’s custodian or by other U.S. or foreign banks under sub-custodian arrangements complying with the requirements of the Investment Company Act.

Corporate Debt Obligations.   The Primary Fund and the Reserve Liquid Performance Money Market Fund may invest in obligations of corporations (including commercial paper) and other entities, including those that have a remaining life of 13 months or less and are of investment grade.  Investment grade corporate debt obligations are rated in one of the four highest rating categories by Moody’s Investors Service, Inc. (“Moody’s”) or The Standard & Poor’s Division of the McGraw-Hill Companies, Inc. (“S&P”), or if unrated, are determined by RMCI to be of comparable quality.  Moody’s considers debt securities rated Baa (its lowest investment grade rating) to have speculative characteristics.  Commercial paper instruments have a maturity of less than nine months and investments in commercial paper will be of high quality (i.e. rated A-1 or A-2 by S&P, Prime 1 or Prime 2 by Moody’s, and, if unrated, of comparable quality).  Changes in economic conditions or other circumstances of an issuer are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated obligations.  A description of the ratings assigned to commercial paper and other corporate debt obligations by Moody’s and S&P is included in this SAI.  See “Credit Ratings” in Appendix A.

Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a debt security’s value or its liquidity and do not guarantee the performance of the issuer.  Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than the rating indicates.  There is a risk that rating agencies may downgrade a debt security’s rating.  Subsequent to a security’s purchase by a Fund, it may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund.  Neither event will require the sale of such securities, although RMCI will consider such event in its determination of whether a Fund should continue to hold the security.  RMCI may use these ratings in determining whether to purchase, sell or hold a security.  It should be emphasized, however, that ratings are general and are not absolute standards of quality.  Consequently, debt obligations with the same maturity, interest rate and rating may have different market prices.

Municipal Obligations.  The Primary Fund and the Reserve Liquid Performance Money Market Fund may also invest in municipal obligations.  Municipal obligations include debt obligations issued to obtain funds for various governmental and public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining of funds for general operating expenses and loans to other public institutions and facilities.  In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to finance various facilities operated for private profit.

The two principal classifications of municipal obligations are “general obligation” bonds and “revenue” or “special obligation” bonds.  General obligation bonds are backed by the issuer’s faith, credit and taxing power.  Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as from the user of the facility being financed.  Each Fund may also invest in private activity bonds which are, in most cases, revenue bonds and do not generally constitute the pledge of the credit or taxing power of the issuer of such bonds.  The repayment of the principal and the payment of interest on such private activity bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligation and the pledge, if any, of real and personal property so financed as security for such payment.  Each Fund’s portfolio may also include “moral obligation” bonds which are normally issued by special purpose public authorities.  If an issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a normal commitment but not a legal obligation of a state or municipality.  Moral obligation bonds must meet the same credit quality standards as the other investments of a Fund.

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The Primary Fund and the Reserve Liquid Performance Money Market Fund will purchase municipal securities which are rated MIG1 or MIG2 or Prime 1 or Prime 2 by Moody’s Investor Services, Inc. (“Moody’s”), SP-1 or SP-2 or A-1 or A-2 by the Standard & Poor’s Division of the McGraw-Hill Companies, Inc. (“S&P”).  Municipal obligations which are not rated may also be purchased provided such securities are determined to be of comparable quality by RMCI to those rated securities in which the Primary Fund may invest, pursuant to guidelines established by the Trustees.

Municipal obligations may bear fixed, variable or floating rates of interest.  Yields on municipal obligations are dependent on a variety of factors, including the general condition of the money market and of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue.  Municipal securities can be significantly affected by economic and political changes, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders.  Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market.

When-Issued Municipal Obligations.  Municipal obligations are sometimes offered on a “when-issued” or delayed delivery basis.  There is no limit on the ability of the Primary Fund and the Reserve Liquid Performance Money Market Fund to purchase municipal obligations on a when-issued basis.  At the time each Fund makes the commitment to purchase a municipal obligation on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value (“NAV”) per share.  The Primary Fund and the Reserve Liquid Performance Money Market Fund will also maintain readily marketable assets, at least equal in value to its commitments for when-issued securities, specifically for the settlement of such commitments.  RMCI does not believe that a Fund’s NAV or income will be adversely affected by the purchase of municipal obligations on a when-issued basis.

Asset-Backed Securities.  The Primary Fund and the Reserve Liquid Performance Money Market Fund may invest in asset-backed securities, which represent undivided fractional interests in pools of instruments, such as credit card, auto, and equipment receivables, and home equity and other consumer loans.  Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, overcollateralization, liquidity support, surety bond, limited guarantee by another entity or by priority to certain of the borrower’s securities.  The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security’s par value.  If the credit enhancement has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience loss or delay in receiving payment and a decrease in the value of the security.  Prepayment, especially during periods of declining interest rates, may cause the Fund to achieve a lower rate of return upon reinvestment of principal.  Like other fixed-income securities, the value of mortgage-related securities is affected by fluctuations in interest rates.

INVESTMENT STRATEGIES

Each Fund may also employ the following investment strategies:

Repurchase Agreements.  Each Fund may invest in securities pursuant to repurchase agreements (“REPOs”).  Under such agreements, the Fund purchases and simultaneously contracts to resell securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement.  This results in a fixed rate of return insulated from market fluctuations during such period.  Each Fund will limit REPOs to those financial institutions and securities dealers who are deemed credit worthy pursuant to guidelines established by the Funds’ Trustees.  To reduce the risk of incurring a loss on a REPO, each Fund will follow procedures intended to provide that all REPOs are at least 100% collateralized as to principal and interest and market-to-market daily.  The Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement.  A Fund will make payment for such instruments only upon their physical delivery to, or evidence of their book-entry transfer to, the Fund’s account at its Custodian.

A REPO may be construed to be a collateralized loan by the purchaser to the seller secured by the securities transferred to the purchaser.  In general, for federal income tax purposes, repurchase agreements are treated as

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collateralized loans secured by the securities “sold”.  Therefore, amounts earned under such agreements, even if the underlying securities are tax-exempt securities, will not be considered tax-exempt interest.

REPOs could involve risks in the event of a default of the REPO counter-party to the agreement, including possible delays, losses or restrictions upon the Fund’s ability to dispose of the underlying securities.  In the event of a default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller’s obligation to pay the repurchase price.  Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral.  In the event of a default, instead of the contractual fixed rate of return, the rate of return would be dependent upon intervening fluctuations of the market value of the security and the accrued interest on the security.  A Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform.

Reverse Repurchase Agreements.  The Primary, U.S. Government and Reserve Liquid Performance Money Market Funds may enter into reverse repurchase agreements (“reverse REPOs”) when it is considered advantageous, such as to cover net redemptions or to avoid a premature outright sale of its portfolio securities.  Reverse REPOs involve the sale of money market securities held by a Fund, with an agreement to repurchase the securities at an agreed-upon price, date and interest payment.  In a typical reverse REPO transaction, the seller (Fund) retains the right to receive interest and principal payments on the security, but transfers title to and possession of it to a second party in return for receiving a percentage of its value.  During the time a reverse repurchase agreement is outstanding, a Fund will maintain a segregated custodial account containing U.S. government or other appropriate liquid securities that have a value equal to the repurchase price.  A reverse REPO involves the risk that the counterparty will fail to return the securities involved in such transactions, in which event a Fund may suffer time delays and incur costs or possible losses in connection with such transactions.  It is the Fund’s policy that entering into a reverse REPO transaction will be for temporary purposes only and, when aggregated with other borrowings, may not exceed 5% of the value of the total assets of the Fund at the time of the transaction.

Investments in Illiquid Securities.  Illiquid securities generally are any securities that cannot be disposed of promptly, in the ordinary course of business, at approximately the amount at which the Fund has valued the instruments.  A Fund may invest in illiquid securities if such investments would not exceed 10% of such Fund’s net assets.  The liquidity of a Fund’s investments is monitored under the supervision and direction of the Funds’ Trustees.  Investments currently considered illiquid include REPOs not maturing within seven days and certain restricted securities.

Borrowing.  Each Fund has the authority to borrow money, including through reverse REPO transactions, for extraordinary or emergency purposes but not in an amount exceeding 5% of its total assets.  A Fund may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash.  Borrowing subjects a Fund to interest costs.  Borrowing could also involve leverage if securities were purchased with the borrowed money.  To avoid this, each Fund will not purchase securities while borrowings are outstanding.  Each Fund could suffer a loss in the event that there are losses on investments made with such collateral.  In the event the borrower defaults on its obligations, a Fund could suffer a loss where the market value of securities received as collateral falls below the market value of the borrowed securities.  Each Fund could also experience delays and costs in gaining access to the collateral.

Securities Lending Agreements.  The Primary, U.S. Government, U.S. Treasury and Reserve Liquid Performance Money Market Funds may from time to time lend securities on a short-term basis to banks and to broker-dealers (but not individuals) if, after any loan, the value of the securities loaned does not exceed 25% of the value of the Fund’s assets.  The Fund will receive as collateral cash or securities issued by the U.S. government or its agencies or instrumentalities.  Under current regulations, the loan collateral must, on each business day, be at least equal to the value of the loaned securities plus accrued interest.  A Fund receives the income on the loaned securities.  Where a Fund receives securities as collateral, the Fund receives a fee for its loans from the borrower and does not receive the income on the collateral.  Where a Fund receives cash collateral, it may invest such collateral and retain the amount earned, net of any amount rebated to the borrower.  As a result, a Fund’s yield may increase.  Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for the settlement of securities transactions.  A Fund is obligated to return the collateral to the borrower at the termination of the loan.  The Funds may pay reasonable finders, custodian and administrative

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fees.  Loan arrangements made by a Fund will comply with all applicable regulatory requirements including the rules of the New York Stock Exchange (the “NYSE” or the “Exchange”).

A Fund could suffer a loss in the event that there are losses on investments made with such collateral.  In the event the borrower defaults on its obligations, a Fund could suffer a loss where the market value of securities received as collateral falls below the market value of the borrowed securities.  A Fund could also experience delays and costs in gaining access to the collateral.

Credit Quality.  The SEC has adopted regulations that dictate the credit quality requirements for money market funds.  These require the Funds to invest exclusively in high-quality securities.  Generally, high-quality securities are securities that are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (“NRSRO”), or by one if only one NRSRO has rated the securities, or, if unrated, securities determined to be of comparable quality by the Adviser pursuant to guidelines adopted by the Trustees.  Securities that are not rated may be purchased by the Primary Fund and Reserve Liquid Performance Money Market Fund, provided the investment adviser determines them to be of comparable quality pursuant to guidelines established by the Trustees. High-quality securities may be “first tier” or “second tier” securities.  First tier securities may be rated within the highest category or determined to be of comparable quality.  Money market fund shares and U.S. government securities are also first tier securities.  Second tier securities generally are rated within the second-highest category.  Should a security’s high-quality rating change after purchase by a Fund, the Adviser would take such action, including no action, determined to be in the best interest of that Fund.

Risks of Investing in the Funds

The principal risk factors associated with an investment in each Fund are the risk of fluctuations in short-term interest rates and the risk of default among one or more issuers of securities which comprise a Fund’s assets.

Credit Risk.  This is the risk that the issuer will not make timely payments of principal and interest.  The degree of credit risk depends on the issuer’s financial condition and on the terms of the bonds.  This risk is reduced to the extent a Fund limits its debt investments to U.S. Treasury or U.S. government securities.

Interest Rate Risk.  Interest rate risk is the risk that prices of debt securities generally increase when interest rates decline and decrease when interest rates increase.  In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.  A Fund may lose money if interest rates rise sharply in a manner not anticipated by Fund management.

Temporary Defensive Positions.  The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined in the Prospectus and above.  However, from time to time, a Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies to attempt to respond to adverse market, economic, political or other conditions.  The Primary Fund and the U.S. Government Fund would generally, in adopting a temporary defensive position, buy more conservative U.S. Government securities.  If the U.S. Treasury Fund adopted a temporary defensive position, it would probably increase its investment in REPOs above its 5% of total assets limitation.  Further, in an extreme emergency, all Funds would maintain a large percentage of uninvested cash.  If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

Portfolio Transactions

Portfolio Transaction Fees.  Investment transactions by the Funds are normally principal transactions at net prices.  Therefore the Funds do not normally incur brokerage commissions.  Purchases of securities from underwriters involve a commission or concession paid by the issuer to the underwriter and after-market transactions with dealers involve a spread between the bid and asked prices.  The Funds have not paid any brokerage commissions during the past three fiscal years.

The Adviser places all orders for the purchase and sale of each Fund’s investment securities, subject to the overall supervision of the officers and the Trustees of the Fund.  In the purchase and sale of investment securities, the

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Adviser will seek to obtain prompt and reliable execution of orders at favorable prices and yields.  In determining the best net results, the Adviser may take into account a dealer’s operational and financial capabilities, the type of transaction involved, the dealer’s general relationship with the Adviser, and any statistical, research, or other services provided by the dealer to the Adviser.  To the extent such non-price factors are taken into account the execution price paid may be increased, but only in reasonable relation to the benefit of such non-price factors to a Fund as determined by the Adviser.  Dealers who execute investment securities transactions may also sell shares of a Fund.  However, any such sales will be neither a qualifying nor disqualifying factor in the selection of dealers.

Disclosure of Portfolio Holdings.  A complete list of the portfolio holdings of each series of the Trust (the “Funds”), as of the previous day if available, will be provided via facsimile by calling 800-637-1700.  This information is available to any person or entity on request.  RMCI may distribute or authorize the distribution of a Fund’s portfolio holdings that are not yet publicly available to RCMI’s employees and affiliates that provide services to the Funds and require this information to fulfill their contractual duties relating to the Funds.  The Funds may also provide publicly available portfolio holdings information to publications that rate, rank or otherwise categorize investment companies.  There are no ongoing arrangements with third-parties to make available information about a Fund’s portfolio holdings that is not publicly available.  RCMI and its affiliates do not expect to disclose information about portfolio holdings that is not publicly available to individual and institutional investors, to intermediaries that distribute the Funds’ shares or to any other third party.

The Funds’ Chief Investment Officer is responsible for authorizing the daily release of the portfolio holdings.  Any non-publicly available disclosure made to entities other than RCMI and its affiliates will be reviewed by the Chief Compliance Officer (“CCO”) prior to any release of the portfolio holdings information.  The CCO will make quarterly reports to the Board on the operation and effectiveness of the portfolio holdings policy.

Security Allocation.  When orders to purchase or sell the same security on identical terms are simultaneously placed for a Fund and other investment companies managed by the Adviser, the transactions are allocated as to amount in accordance with the amount of the order placed for each Fund.  The Adviser may not always be able to purchase or sell a security on identical terms for all funds affected.

Management of the Trust

The Board of Trustees is responsible for the management and supervision of each Fund.  The Trustees approve all material agreements between the Funds and the Funds’ service providers.

The Board of Trustees has an Audit Committee, a Nominating Committee and a Valuation Committee.  The Audit Committee consists of Trustees who are not “interested persons” of the Funds as defined in the Investment Company Act.  The Audit Committee reviews each Fund’s compliance procedures and practices, oversees its accounting and financial reporting policies and practices and oversees the quality and objectivity of its financial statements and the independent audit thereof.  The Audit Committee is comprised of Messrs. Montgoris and Artinian and Ms. Albicocco.  Mr. Montgoris and Ms. Albicocco have been determined to meet the qualifications of audit committee financial experts.  The Nominating Committee is comprised of Messrs. Montgoris and Ehlert and evaluates the qualifications of candidates and nominates individuals to serve as Independent Trustees when required.  While the Nominating Committee is solely responsible for the selection and nomination of the Independent Trustees, it may consider nominations for the office of Trustee made by Fund shareholders or by management in the same manner as it deems appropriate.  Shareholders who wish to recommend a nominee should send nominations to the Secretary of the Funds, include all appropriate biographical information and set forth the qualifications of the proposed nominee.   The Secretary of the Funds will forward all nominations received to the Nominating Committee.  The Valuation Committee, which is comprised of at least two Trustees at all times, one of whom must be an Independent Trustee, oversees the Funds’ valuation procedures.  The Audit Committee met six (6) times, the Nominating Committee and the Valuation Committee both did not meet during the fiscal year ended May 31, 2007.  The Valuation Committee is comprised of Messrs. Bent and Ehlert.

Biographical Information.  Biographical information relating to the Independent Trustees, the Officers of the Funds and the Trustee who is an “interested person” of the Fund, as defined in the Investment Company Act (the “Interested Trustee”), is set forth below.  The Trustees and the Officers of the Funds oversee five registered investment companies, with 20 portfolios, in the Reserve fund family.

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Name, Address, Age	Positions With the Fund	Term of Office** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships

Interested Trustees

Bruce R. Bent††* Age: 70 The Reserve 1250 Broadway New York, NY 10001	Chairman, President, Treasurer and Trustee	Trustee Since Inception Chairman since 2000

President of Reserve Management Company, Inc. (“RMCI”), Chairman of Reserve Management Corporation (“RMC”) and Chairman of Resrv Partners, Inc. (“RESRV”) since 2000; Chairman and Director of Reserve International Liquidity Fund Ltd. since 1990. Co-founder of The Reserve Fund (“RF”) in 1970; officer thereof since 1970.

William E. Viklund* Age: 67 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	Retired since 1996. Trustee of other Reserve Funds.

Independent Trustees

Edwin Ehlert, Jr. Age: 76 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since Inception	Retired. President, Premier Resources, Inc. (meeting management firm) since 1987. Trustee of other Reserve Funds.

Joseph D. Donnelly Age: 60 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since Inception

Retired since 2002; Managing Director and General Counsel to the Pershing Division of Donaldson, Lufkin and Jenrette Securities Corporation from 1976 to 2002; Director of Compliance for Donaldson, Lufkin and Jenrette from 1976 to 1982; Member of Pershing Executive Committee from 1986 to present); Co-chair of Pershing Credit Policy Committee from 1986 to 2002; Trustee of other Reserve Funds.

William J. Montgoris Age: 60 The Reserve 1250 Broadway New York, NY 10001		Trustee Since Inception	Retired since 1999; Chief Operating Officer of The Bear Stearns Companies, Inc. from 1979 to 1999; Director of Stage Stores, Inc. (retailing) since 2004. Trustee of other Reserve Funds.

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Frank J. Stalzer Age: 47 The Reserve 1250 Broadway New York, NY 10001		Trustee Since Inception

Vice President, Sales and Marketing, RAD Electronics Since 2006. Vice President and GM for Arrow/Zeus from 2004 to 2005. Vice President of Marketing for Arrow/Zeus from 2002 to 2004; Vice President of Sales for Arrow/Zeus from 2000 to 2002; Regional Vice President of Arrow/Richey from 1999 to 2000; Regional Director-East of Richey Electronics from 1996 to 1999; Trustee of other Reserve Funds.

Ronald J. Artinian Age: 59 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007

Executive V.P., Senior Managing Director for Smith Barney from 1989-1998; Private Investor from 1998 to Present; Trustee of other Reserve Funds. Director of First Real Estate Investment Trust of New Jersey since 1992.

Santa Albicocco Age: 57 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007

Treasurer - County of Nassau, NY from 1993 to 2000; Board Member of the New York State Banking Board from 1998 to 2004; Department County Executive for Finance - County of Nassau, NY; Trustee of other Reserve Funds.

Stephen P. Zieniewicz Age: 48 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	Chief Operating Officer - Saint Louis University Hospital from 2004 to present; Vice President Support Services - South Nassau Communities Hospital from 2001 to 2004; Trustee of other Reserve Funds.

Officers Who Are Not Trustees

Bruce R. Bent II†† Age: 41 The Reserve 1250 Broadway New York, NY 10001	Co-Chief Executive Officer, Senior Vice President and Assistant Treasurer

Senior Vice President, Secretary and Assistant Treasurer of RMCI, Senior Vice President, Secretary and Assistant Treasurer of RMC, and Secretary, Assistant Treasurer and Director of RESRV since 2000; Vice President of RMC, RMCI and RESRV from 1992 to 2000; Former Trustee of Trusts in the Reserve fund complex.

Arthur T. Bent III†† Age: 39 The Reserve 1250 Broadway New York, NY 10001	Co-Chief Executive Officer, Senior Vice President and Assistant Secretary

Chief Operating Officer, Treasurer, Senior Vice President and Assistant Secretary of RMCI; President, Treasurer and Assistant Secretary of RMC; Treasurer, Assistant Secretary and Director of RESRV since 2000; Vice President RMC, RMCI and RESRV from 1997 to 2000.

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Catherine Crowley Age: 53 The Reserve 1250 Broadway New York, NY 10001	Secretary

General Counsel, Senior Vice President and Secretary-RMCI since September 2007; Senior Vice President, General Counsel and Secretary-RMC since September 2007; Senior Vice President, Associate General Counsel-J.P. Morgan Chase, 1993-2004.

Patrick J. Farrell Age: 48 The Reserve 1250 Broadway New York, NY 10001	Chief Financial Officer

Chief Financial Officer of the Adviser and its affiliates since 2006. Chief Financial Officer, Treasurer and Assistant Secretary of the MainStay Funds, Eclipse Funds, and MainStay VP Funds; Principal Financial Officer – McMorgan Funds; Managing Director New York Life Investment Management from 2001 to 2005.

Christina Massaro Age: 40 The Reserve 1250 Broadway New York, NY 10001	Chief Compliance Officer

Chief Compliance Officer of the Funds, RMCI and RESRV since 2005; Anti-Money Laundering Compliance Officer of RMCI and RESRV since 2006; Chief Compliance Officer from 2001 to 2005 and Anti-Money Laundering Compliance Officer from 2002 to 2005 of Maxcor Financial Inc. and Maxcor Financial Asset Management.

*  Mr. Bruce Bent and Mr. William E. Viklund are “interested persons” of the Fund as defined in Section 2(a) (19) of the Investment Company Act.  Mr. Bent is an interested person due to his positions with RMC, RMCI and RESRV.  Mr. William E. Viklund is considered an “interested person” of RMC due to a business transaction with RMCI.

**  Each Trustee shall hold office until he resigns, is removed or until his successor is duly elected and qualified. A Trustee shall retire upon attaining the age of seventy-five (75) years, unless extended by a vote of the non-interested Trustees. Trustees need not be Shareholders. Officers hold their positions with the Trust until a successor has been duly elected and qualified.

†  Mr. Bruce R. Bent also serves as an officer to a unregistered fund advised by the Investment Adviser.

†† Mr. Bruce R. Bent is the father of Mr. Bruce R. Bent II and Mr. Arthur T. Bent III.

Trustee Share Ownership.  As of December 31, 2006, the Trustees’ beneficial ownership of the equity securities of the Funds and other registered investment companies in the Reserve/Hallmark fund complex overseen by each Trustee (the “Supervised Funds”) are indicated below:

AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS
Name*	Primary Fund	U.S. Government Fund	U.S. Treasury Fund	Liquid Performance Money Market Fund	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL SUPERVISED FUNDS
INTERESTED TRUSTEES:
Bruce R. Bent	over $100,000	None	None	None	Over $100,000
William E. Viklund	None	$1-$10,000	None	None	$1-$10,000
INDEPENDENT TRUSTEES:
Joseph Donnelly	None	None	None	None	None
Edwin Ehlert, Jr.	Over $100,000	None	None	None	Over $100,000
William J. Montgoris	$1-$10,000	None	None	None	$1-$10,000
Frank Stalzer	$50,001-$100,000	None	None	None	$50,001-$100,000
Ronald J. Artinian	None	None	None	None	None
Santa Albicocco	None	None	None	None	None
Stephen P. Zieniewicz	$1-$10,000	None	None	None	$1-$10,000

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As of September 1, 2007, neither the Independent Trustees nor any of their immediate family members owned beneficially or of record any securities of the Adviser, Resrv Partners, Inc. (“Resrv” or the “Distributor”) or an entity controlling, controlled by or under common control with the Adviser or the Distributor.

Compensation of Trustees.  The Independent Trustees are paid a fee of $3,500 for each Board meeting of the Trust that they attend in person, a fee of $1,000 for each joint telephonic meeting of the Trust that they participate in, and an annual fee of $40,000 for service to all of the trusts in the Reserve family of fund complex and reimbursement for any out-of-pocket expenses of attending meetings.  These fees and expenses are allocated among the funds in the Reserve fund complex on the basis of each fund’s relative net assets.  The Trustees do not receive any pension or retirement benefits.  The Audit Committee members receive an annual committee fee of $2,000 and a fee of $1,000 for each telephonic meeting of the Audit Committee that they participate in that is held separately from a Board meeting.  Mr. Montgoris and Ms. Albicocco receive an annual fee of $25,000 for their services as audit committee financial experts for the trusts for which they serve as such.

For the fiscal year ended May 31, 2007, the Independent Trustees received the following compensation from the Funds and Supervised Funds. Mr. Bruce Bent does not receive compensation from any of the Funds.

Name*	Primary Fund	U.S. Government Fund	U.S. Treasury Fund	Reserve Liquid Performance Money Market Fund	Compensation from all Reserve/ Hallmark Funds*
Interested Trustees:
Bruce R. Bent	$0	$0	$0	$0	$0
William E. Viklund	$22,217	$4,652	$398	$0	$43,500
Independent Trustees:
Edwin Ehlert, Jr.	$33,080	$6,927	$593	$0	$64,770
William J. Montgoris	$45,711	$9,571	$820	$0	$89,500
Joseph D. Donnelly	$29,623	$6,202	$531	$0	$58,000
Frank Stalzer	$30,389	$6,363	$545	$0	$59,500
Ronald J. Artinian	$21,706	$4,545	$389	$0	$42,500
Santa Albicocco	$22,217	$4,652	$398	$0	$43,500
Stephen P. Zieniewicz	$8,285	$1,735	$149	$0	$16,221

*Each Trustee serves on the Board of five registered investment companies, which encompass a total of 20 funds.

As of September 1, 2007, the Trustees and Officers, in the aggregate, owned less than 1% of any class of any Fund.

Under the Declaration of Trust, the Trustees and Officers are entitled to be indemnified by the Trust to the fullest extent permitted by law against all liabilities and expenses reasonably incurred by them in connection with any claim, suit or judgment or other liability or obligation of any kind in which they become involved by virtue of their

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service as a Trustee or Officer of the Trust.  Neither Mr. Bent nor the Officers (other than CCO)of the Funds receive any compensation from the Trust or the Funds.

Code Of Ethics.  The Trust, its Adviser and Resrv have adopted a Code of Ethics (the “Code”), conforming to the requirements of the Investment Company Act.  The purpose of the Code is to establish guidelines and procedures to identify and prevent persons who may have knowledge of the Trust’s investments and investment intentions from breaching their fiduciary duties and to deal with other situations that may pose a conflict of interest or a potential conflict of interest.  Additionally, federal securities laws require advisers and others to adopt policies and procedures to identify and prevent the misuse of material, non-public information.  Therefore, the Trust has developed and adopted an Insider Trading Policy that applies to all employees, affiliates and subsidiaries.  Under the Code, an Access Person may only engage in personal securities transactions in accordance with the procedures and guidelines established.  The Code does not cover transactions in debt securities issued by the U.S. government or its agencies or instrumentalities, bankers’ acceptances, bank certificates of deposit, commercial paper or municipal bonds.

Principal Shareholders.  As of September 13, 2007, the following persons or entities owned of record, or were known to own beneficially, 5% or more of any Class of the outstanding shares of a Fund:

Fund Name	Name and Address of Beneficial Owner	Class	Percentage
Primary Fund	SLM CORPORATION 12061 BLUEMONT WAY RESTON VA 20190	Liquidity Class I	32.40

	LASALLE BANK NATIONAL ASSOCIATION AS CUSTODIAN FOR DRIP OMNIBUS 540 W MADISON ST. SUITE 1035 CHICAGO IL 60661	Liquidity Class I	11.16

	WRB REFINING LLC 600 N. DAIRY ASHFORD HOUSTON TX 77079	Liquidity Class I	5.23

	PETER M SHERMAN DDS IRA BEAR STEARNS SEC CORP CUST * 110 EAST 36TH STREET NEW YORK NY 10016-3464	Liquidity Class II	23.39

	LORI K BORMAN IRA R/O BEAR STEARNS SEC CORP CUST 2288 ASHTON OAKS LANE #201 NAPLES FL 34109-1462	Liquidity Class II	12.76

	SMITH-LEADER INVESTMENTS, LLC PATTERSON, BELKNAP, WEBB & * TYLER 1133 AVENUE OF THE AMERICAS NEW YORK NY 10036-6710	Liquidity Class II	18.30

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Fund Name	Name and Address of Beneficial Owner	Class	Percentage
	PAUL WERTH CREDIT SHELTER TRUST DTD 7/1/02 SANDRA HARBRECHT & MARGARET WERTH & LINDA CHUPP TTEES 10691 GULF SHORE DRIVE NAPLES FL 34108-3014	Liquidity Class II	5.80

	SYLVIA SHERMAN, TRUSTEE SYLVIA SHERMAN TRUST U/A DTD 10/19/1991 8889 PELICAN BAY BLVD. SUITE 500 NAPLES FL 34108-7512	Liquidity Class II	11.95

	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF SECURITIES AMERICA, INC 200 LIBERTY ST, 1 WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT. 5TH FL NEW YORK NY 10281	Liquidity Class III	69.60

	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF SECURITIES AMERICA, INC 200 LIBERTY ST, 1 WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT. 5TH FL NEW YORK NY 10281	Liquidity Class IV	87.84

	AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS PO BOX 2226 OMAHA NE 68103-2226	Liquidity Class IV	12.16

	JEFFERSON BANK 2900 FREDERICKSBURG ROAD SAN ANTONIO, TX 78201	Liquidity Class V	9.06

	ACES TRUST FUND - OMNIBUS ACCOUNT HEF CONSERVATIVE PORTFOLIO - 4 STATE CAPITOL BUILDING SUITE 106 600 DEXTER AVENUE MONTGOMERY, AL 36130-3024	Liquidity Class V	13.83

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Fund Name	Name and Address of Beneficial Owner	Class	Percentage
	ACES TRUST FUND - OMNIBUS ACCOUNT HEF CONSERVATIVE PORTFOLIO - 5 STATE CAPITOL BUILDING SUITE 106 600 DEXTER AVENUE MONTGOMERY, AL 36130-3024	Liquidity Class V	12.42

	ACES TRUST FUND - OMNIBUS ACCOUNT HEF MODERATE PORTFOLIO - 3 STATE CAPITOL BUILDING SUITE 106 600 DEXTER AVENUE MONTGOMERY, AL 36130-3024	Liquidity Class V	6.29

	AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS PO BOX 2226 OMAHA NE 68103-2226	Liquidity Class V	20.57

	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF SECURITIES AMERICA, INC 200 LIBERTY ST, 1 WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT. 5TH FL NEW YORK NY 10281	Investor Class I	92.70

	ROBERT MEISTER TTEE OF THE ROBERT L. MEISTER TRUST UA DTD 12/30/86 * 1 DANIEL BURNHAM CT APT 1112 SAN FRANCISCO CA 94109-5463	Investor Class II	6.13

	MARK FELDBERG TTEE MARK FELDBERG SEPARATE PROPERTY TRUST DTD 12/27/88 * 546 AGUAJITO CARMEL CA 93923-9433	Investor Class II	25.70

	SUPERIOR BANK 17 NORTH 20TH STREET BIRMINGHAM, AL 35203-4003	Investor Class II	28.83

	CITIZENS NATIONAL BANK 101 S. WASHINGTON STREET BERKELEY SPRINGS, WV 25411	Investor Class II	6.45

	TOWER BANK & TRUST COMPANY	Investor	23.84

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Fund Name	Name and Address of Beneficial Owner	Class	Percentage
	116 EAST BERRY STREET FORT WAYNE IN 46802	Class II

	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF SECURITIES AMERICA, INC 200 LIBERTY ST, 1 WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT. 5TH FL NEW YORK NY 10281	Investor Class III	100.00

	FERRIS BAKER WATTS, INC PRIMARY OMNIBUS ACCOUNT 8403 COLESVILLE RD, # 900 SILVER SPRING MD 20910	R	10.31

	AEIS OMNIBUS ACCT - PRIMARY 733 MARQUETTE AVE I9/692 MINNEAPOLIS MN 55440	R	11.55

	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF SECURITIES AMERICA, INC. 200 LIBERTY ST 1 WORLD FINANCIAL CENTER ATTN MUTUAL FUND DEPT 5TH FL NY NY 10281	R	12.16

U.S. Government Fund	BAY AREA RAPID TRANSIT 800 MADISON STREET OAKLAND CA 94607	Liquidity Class I	10.55

	KAANAPALI DEVELOPMENT CORP 900 N. MICHIGAN AVE, 9TH FLOOR CHICAGO IL 60611	Liquidity Class I	8.95

	ALP LIQUIDATING TRUST 900 NORTH MICHIGAN AVENUE, 19TH FLOOR CHICAGO IL 60611	Liquidity Class I	13.17

	LEERINK SWANN & CO INC 900 NORTH MICHIGAN AVENUE, 19TH FLOOR CHICAGO IL 60611	Liquidity Class I	9.47

	CONTINENTAL AIRLINES INC MONEY MARKET PORTAL ACCOUNT	Liquidity Class I	49.50

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Fund Name	Name and Address of Beneficial Owner	Class	Percentage
	1600 SMITH STREET HOUSTON TX 77002-7362

	FIRST FIDELITY BANK 5101 N CLASSEN, SUITE 500 OKLAHOMA CITY, OK 73118	Liquidity Class III	62.15

	SCOT COHEN 5101 N CLASSEN, SUITE 500 OKLAHOMA CITY, OK 73118	Liquidity Class III	13.00

	AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS PO BOX 2226 OMAHA NE 68103-2226	Liquidity Class III	18.57

	FIRST BANK & TRUST 2220 6TH STREET BROOKINGS, SD 57006	Liquidity Class V	6.75

	COPPERMARK BANK 3333 NORTHWEST EXPRESSWAY OKLAHOMA CITY, OK 73112	Liquidity Class V	58.55

	BANK OF ST PETERSBURG ONE TAMPA CITY CENTER, SUITE 100 TAMPA, FL 33602	Liquidity Class V	13.28

	MISSION BANK 3060 16TH STREET SAN FRANCISCO, CA 94103	Liquidity Class V	8.38

	FIRST DAKOTA NATIONAL BANK 225 CEDAR STREET P O BOX 156 YANKTON, SD 57078	Liquidity Class V	6.83

	TEXAS TREASURY SAFEKEEPING TRUST CO. 208 E. 10TH STREET RM 402 AUSTIN TX 78701	Institutional	15.61

	THE CLARK MONEY FUND	Institutional	6.11

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Fund Name	Name and Address of Beneficial Owner	Class	Percentage
	7500 OLD GEORGETOWN RD BETHESADA MD 20814

	NISSAN NORTH AMERICA, INC. TREASURY DEPT. MAIL STOP B-10-C 333 COMMERCE ST. NASHVILLE TN 37201	Institutional	18.85

	AEI OMNIBUS ACCT - US GOVERNMENT TREAS 733 MARQUETTE AVE I9/692 MINNEAPOLIS MN 55400	Treasurer’s Trust	41.91

	FERRIS BAKER WATTS, INC GOVT. OMNIBUS ACCOUNT 8403 COLESVILLE RD, # 900 SILVER SPRING MD 20910	R	5.09

	AEIS OMNIBUS - GOVT 733 MARQUETTE AVE I9/692 MINNEAOLIS MN 55440	R	74.49

U.S. Treasury Fund	RESERVE MANAGEMENT CORPORATION 1250 BROADWAY NEW YORK, NY	Liquidity Class I	100.00

	RESERVE MANAGEMENT CORP. 1250 BROADWAY NEW YORK NY 10001-3701	Liquidity Class III	98.60

	FIRST BANK & TRUST 2220 6TH STREET BROOKINGS, SD 57006	Liquidity Class V	6.23

	COPPERMARK BANK 3333 NORTHWEST EXPRESSWAY OKLAHOMA CITY, OK 73112	Liquidity Class V	91.78

	FIRST VICTORIA NATIONAL BANK 101 S. MAIN STREET VICTORIA, TX 77901-1338	Investor Class II	5.40

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Fund Name	Name and Address of Beneficial Owner	Class	Percentage
	TOWER BANK & TRUSTCOMPANY 116 EAST BERRY STREET FORT WAYNE IN 46802	Investor Class II	94.60

	ETON PARK MASTER FUND, LTD 825 THIRD AVENUE 8TH FLR NEW YORK, NY 10022	Institutional	26.52

	ETON PARK FUND LP 825 THIRD AVENUE 8TH FLR NEW YORK NY 10022	Institutional	14.28

	GRAHAM CASH ASSETS LLC 40 HIGHLAND AVE ROWAYTON CT 06853	Institutional	40.59

	NVR INC ATTN ACCOUNTING DEPARTMENT 11700 PLAZA AMERICA DRIVE STE 500 RESTON VA 20190	Institutional	8.19

	FERRIS BAKER WATTS, INC US TREASURY OMNIBUS ACCOUNT ATTN: SHARON PENNINGTON 8403 COLESVILLE RD, # 900 SILVER SPRING MD 20910	R	6.39

	AEIS OMIBUS ACCT - US TREASURY 733 MARQUETTE AVE I9/692 MINNEAPOLIS MN 55440	R	13.15

	AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS PO BOX 2226 OMAHA NE 68103-2226	R	7.06

	W.H. REAVES & CO., INC. AND ADVISORY CUSTOMERS ATTN: JOE RHAMES 10 EXCHANGE PLACE JERSEY CITY, NJ 07302	Treasurer’s Trust	6.01

	FIRST NATIONAL BANK PO BOX 600	Treasurer’s Trust	6.90

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Fund Name	Name and Address of Beneficial Owner	Class	Percentage
	CHRISTIANSBURG, VA 24068

	JOHN KREITLER & HEATHER KREITLER TEN COM 745 VERNA HILL RD FAIRFIELD CT 068242058	Treasurer’s Trust	7.32

Reserve Liquid Performance Fund	RESRV PARTNERS INC-LIQUID PERFORMANCE 1250 BROADWAY NEW YORK NY 10001	Liquidity Class I	36.31

	AMERICAN AXLE & MANUFACTURING INC. ONE DAUCH DRIVE DETROIT, MI	Liquidity Class I	62.20

	ALBERT FRIED & COMPANY, LLC. OMNIBUS ACCOUNT 60 BROAD STREET - 39TH FLOOR NEW YORK, NY 10004	Treasurer’s Trust	99.80

Persons or organizations beneficially owning, either directly or through one or more controlled companies, 25% or more of the outstanding shares of a Fund may be presumed to “control” (as that term is defined in the Investment Company Act of 1940) a Fund. As a result, these persons or organizations could have the ability to approve or reject those matters submitted to the shareholders of such Fund for their approval.  As of September 13, 2007 no person or organization was a control person of any Fund.

Investment Management Arrangements

RMCI, located at 1250 Broadway, New York, NY 10001-3701, serves as the investment adviser to the Trust.  Bruce R. Bent, Bruce R. Bent II and Arthur T. Bent III are each considered a “controlling person” of RMCI based on their direct and indirect securities ownership.

Investment Management Agreement.  The Trust, on behalf of each of the Funds, has entered into an Investment Management Agreement with the Adviser (each a “Management Agreement”), which provides for a comprehensive management fee structure.  Under each Management Agreement, RMCI manages the respective Fund’s investments in accordance with its investment objective and policies, subject to the overall supervision of the Trustees.

Under the terms of the Investment Management Agreements with the Funds, RMCI is paid a comprehensive management fee (the “Management Fee”), which includes the advisory fee, all administrative and customary operating expenses of the Funds, as well as shareholder liaison services (such as responding to inquiries and providing information on investments), record keeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses.  Excluded from the administrative and customary operating expenses for the Funds are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses including expenses incurred in connection with litigation proceedings, other claims and the legal obligations of the Trust to indemnify its trustees, officers, employees, shareholders, distributors and other agents of the Trust, payments made pursuant to the Trust’s

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Distribution Plan, the compensation of the chief compliance officer and related expenses, and the fees and expenses of the Independent Trustees including the fees of the independent counsel of the Independent Trustees.   Each Fund will pay its direct or allocated share of applicable expenses.  The Management Fee is paid on the average daily net assets of each Fund according to the following schedule:

Class R	Investor Class III	Class Treasurer’s Trust	Investor Class II	Investor Class I	Liquidity Class V	Liquidity Class IV	Liquidity Class III	Liquidity Class II	Liquidity Class I	Class Institutional
0.81%	0.76%	0.61%	0.56%	0.51%	0.46%	0.36%	0.26%	0.21%	0.16%	0.13%

The Investment Management Agreements are renewed annually if approved by the Trustees and by a separate vote of a majority of the non-interested Trustees.  Each Investment Management Agreement may be terminated without penalty upon sixty (60) days’ written notice by RMCI or by a vote of the Trustees or of a majority of the outstanding voting shares of a Fund.

From time to time, RMCI may waive receipt of its fees and/or voluntarily assume certain expenses of a Fund that would have the effect of lowering the Fund expense ratio and increasing yield to investors at the time such amounts are assumed or waived, as the case may be.  RMCI may also make such advertising and promotional expenditures, and payments to financial intermediaries using its own resources, as it from time to time deems appropriate.  RMCI received the following aggregate management fees, and waived fees in the amounts shown, for each Fund for the fiscal years indicated:

PRIMARY FUND

Year Ended May 31,	Management Fee	Fee Waiver
2005	$61,761,841	$486,130
2006	$69,860,720	$90,296
2007	$92,069,201	$3,052,266

U.S. GOVERNMENT FUND

Year Ended May 31,	Management Fee	Fee Waiver
2005	$7,906,882	$103
2006	$11,502,934	$185,964
2007	$28,616,225	$310,263

U.S. TREASURY FUND

Year Ended May 31,	Management Fee	Fee Waiver
2005	$3,433,734	$43,780
2006	$3,330,870	$36,368
2007	$4,236,290	$12,256

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RESERVE LIQUID PERFORMANCE MONEY MARKET FUND

Year Ended May 31,	Management Fee	Fee Waiver
2005	N/A	N/A
2006	$314	$314
2007	$20,228	$19,717

Distribution Arrangements

Distribution Plans.  The Trust has adopted distribution plans under Rule 12b-1 of the Investment Company Act (each a “Distribution Plan” and together the “Distribution Plans”) with respect to Investor Class I, Investor Class II, Investor Class III and Class R shares of the Funds.  Under its respective Distribution Plan, each Fund pays distribution (12b-1) fees of 0.25% on the average daily net assets of those Classes at the rates indicated regardless of the amount of expenses incurred.

Resrv uses distribution (12b-1) fees to pay brokers, financial institutions and other financial intermediaries (“Intermediaries”) for services to the Funds’ Investor Class I, Investor Class II, Investor Class III and Class R shareholder accounts (“qualifying accounts”).  Such services may include, but are not limited to, the establishment of shareholder accounts, delivering prospectuses to prospective investors and processing automatic investments in Fund shares from the Intermediary’s clients accounts.  Substantially all such payments are paid to Intermediaries for distribution and shareholder liaison services.

A Fund may use a portion of the distribution payments to pay for sales materials or other promotional activities directly.  The Trust’s Chief Financial Officer or Treasurer reports the amounts and uses of distribution payments to the Board quarterly and in connection with the Trustees’ annual consideration of the renewal of the Distribution Plans and related agreements.  The Trustees have determined that there is a reasonable likelihood that the Distribution Plans will benefit each Fund and its shareholders.  Each Fund paid the following fees under its respective Distribution Plan for the periods indicated:

	Distribution Fee paid for the fiscal year ended
Fund Name	May 31, 2005	May 31, 2006	May 31, 2007

Primary Fund	$12,871,130	$13,685,517	$17,055,292
U.S. Government Fund	$1,779,307	$2,469,947	$6,478,832
U.S. Treasury Fund	$715,331	$705,430	$935,800
Reserve Liquid Performance Money Market Fund	N/A	N/A	N/A

Substantially all of such amounts were paid to Intermediaries for providing shareholder and distribution services to the respective Fund.  As of May 31, 2007, for the period since the inception of each Distribution Plan, the distribution expenses have equaled or exceeded the distribution revenues paid under the Distribution Plan for each of the Funds.

Distribution Agreement.  The Trust, on behalf of each Fund, has entered into a distribution agreement with Resrv, an affiliate of RMCI (each a “Distribution Agreement” and together the “Distribution Agreements”) for the

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distribution of each Fund’s shares.  Resrv, located at 1250 Broadway, New York, NY 10001, acts as the “principal underwriter” for the Funds and as such arranges for the continuous offering of shares.  The Distributor has the right to enter into selected dealer agreements with Intermediaries of its choice for the sale of Fund shares.  Resrv’s principal business is the distribution of mutual fund shares.

In addition to the amounts paid under the Distribution Agreements and the Distribution Plans, RMCI may, at its discretion, pay an Intermediary amounts from its own resources, including amounts paid to it under Management Agreements.  The rate of any additional amounts that may be paid will be based on the analysis by RMCI of the contribution that the Intermediary makes to a Fund by increasing assets under management and reducing expense ratios, the costs that the Fund might bear if such services were provided directly by the Fund or by another entity, and the possibility of assets being withdrawn from a Fund with a corresponding increase in the Fund’s expense ratio.  The amounts paid, which can vary by Intermediary, can be used by the Intermediary to offset its costs associated with account maintenance support, statement preparation, and transaction processing and other shareholder support services.  Amounts paid by RMCI to Intermediaries, which vary by class of shares, represent a substantial portion of the amount received by RMCI under the Management Agreements.  In addition to amounts paid under Distribution Plans or by RMCI, an Intermediary may charge a fee for its services directly to its clients.  To the extent Intermediaries sell more shares of a Fund or retain shares of a Fund in their clients’ accounts, RMCI and its affiliates benefit from the incremental management and other fees paid to RMCI and its affiliates by a Fund with respect to those assets.

Approval Of Distribution Arrangements.  Each Distribution Plan and each Distribution Agreement may be renewed from year to year, if approved by the Trustees and by a majority of the non-interested Trustees who have no direct or indirect financial interest in such Distribution Plan, cast in person at a meeting called for the purpose of voting on such renewal.  All material amendments to a Distribution Plan must be approved by a vote of the Trustees and of the non-interested Trustees, cast in person at a meeting called for the purpose of such vote.  The Distribution Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval.  Each Distribution Plan and Distribution Agreement may be terminated at any time by a vote of the majority of the outstanding voting securities of the respective Fund, or by a vote of the non-interested Trustees.  Each Distribution Agreement will terminate automatically in the event of its assignment.

Other Service Providers

Transfer Agent.  The Trust acts as its own transfer and dividend-paying agent.

Custodian.  JP Morgan Chase & Co., 4 New York Plaza, New York, NY 10004 is the custodian of the assets of each Fund (the “Custodian”) pursuant to a Custodian Agreement with the Trust on behalf of each Fund.

Independent Registered Public Accounting Firm.  The Audit Committee has selected KPMG LLP (“KPMG”), 345 Park Avenue, New York, NY 10154, as the Trust’s independent registered public accounting firm.  The Funds’ financial statements for the fiscal year ended May 31, 2007, have been audited by KPMG and are incorporated herein by reference in reliance upon the report of such firm.

How to Buy and Sell Shares

Information relating to the calculation of net asset value and to the purchase and redemption of shares is located in the Prospectus.

Shareholder Services

In addition to the shareholder services described in the Prospectus, the following services are available to investors in Class Treasurer’s Trust, Investor Class I, Investor Class II, Investor Class III and Class R:

Reserve Cash Performance Account.  The Reserve Cash Performance Account (“CPA”) and the Reserve Cash Performance Account Plus (“CPA “Plus””) provide a comprehensive package of additional services to investors.  These packages provide a checking arrangement whereby checks are provided to Fund shareholders.  By completing

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the application or a signature card (for existing accounts) and certain other documentation, you can write checks in any amount against your account.  Redemptions by check lengthen the time your money earns dividends, since redemptions are not made until the check is processed by the Funds.  Because of this, you cannot write a check to completely liquidate your account, nor may a check be presented for certification or immediate payment.  Your checks will be returned and a fee charged if they are postdated, contain an irregularity in the signature, amount or otherwise, or are written against accounts with insufficient or uncollected funds.  All transaction activity, including check redemptions, will be reported on your account statement.  Checking may not be available to clients of some Intermediaries.

A VISA Check Card is also available with these packages.  There is a $10 annual fee for the VISA Check Card to CPA investors.  There is no additional fee for CPA Plus investors.  The VISA Check Card functions exactly as a conventional VISA credit card does, except that the cardholder’s account is automatically charged for all purchases and cash advances, thus eliminating monthly finance charges.  You may also use your VISA Check Card to get cash at ATMs.

Investors have a choice of receiving a cash rebate, currently 1%, on all VISA purchases which is credited to their account or, for an additional annual fee of $35, participating in the Reserve Airline Rewards Program.  As with the checking facility, VISA charges are paid by liquidating shares in your account, but any charges that exceed the balance at the time they are presented will be rejected.  VISA Check Card issuance is subject to credit approval.  The Trust, VISA or the bank may reject any application for checks or debit cards and may terminate an account at any time.  Conditions for obtaining a VISA Check Card may be altered or waived by the Funds either generally or in specific instances.  The checks and VISA Check Card are intended to provide investors with easy access to their account balances.

Participants should refer to the VISA Account Shareholder Agreement for complete information regarding responsibilities and liabilities with respect to the VISA Check Card.  If a card is lost or stolen, the cardholder should report the loss immediately by telephoning the issuing bank, currently Bank One at 800-VISA-911 or 800-847-2911, which can be reached 24 hours a day, seven (7) days a week or telephoning the Fund at 800-637-1700 or 212-401-5500 on Monday through Friday, 8:30 AM to 6:00 PM, Eastern Time.

For more information regarding features of the CPA and CPA “Plus” packages, as well as the Terms & Conditions of the Reserve Airline Rewards Program, please call The Reserve at 800-637-1700.  The Funds will charge a nonrefundable annual CPA “Plus” service fee, currently $60, which may be charged to the account at the rate of $5 monthly.  CPA and CPA “Plus” participants will be charged for specific costs incurred in placing stop payment orders, obtaining check copies and processing returned checks.  These fees may be changed at any time upon 30 days’ notice to participants.  In addition, Intermediaries in this program may charge their own additional service fees and may establish their own minimum check amount.

The use of checks and VISA Check Cards by participants will be subject to the terms of the Reserve CPA Application and the VISA Account Shareholder Agreement.

Dividends and Taxes

Each Fund ordinarily declares dividends from its daily net investment income (and net short-term capital gains, if any) on each day the Exchange and The Reserve are open for business.  Each Fund’s earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day.  If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to a Fund as undeliverable or remains un-cashed for six months, the Funds reserve the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at NAV.  No interest will accrue on amounts represented by un-cashed distribution or redemption checks.

Taxes.  Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“the Code”), so long as such qualification is in the best interests of shareholders.  Such qualification relieves the Funds of any liability for federal income tax to the extent its earnings and gains, if any, are distributed in accordance with applicable provisions of the Code.  If a Fund does not qualify as a RIC, it will be treated for tax purposes as an ordinary corporation subject to federal income tax, and all

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distributions from earnings and profits (as determined under U.S. federal income tax principles) to its shareholders will be taxable as ordinary dividend income eligible for the maximum 15% tax rate for non-corporate shareholders and the dividends-received deduction for corporate shareholders.

In order to qualify as a RIC, a Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditional permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of a Fund’s taxable year, (i) at least 50% of the market value of a Fund’s assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of a Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, any two or more issuers of which the Fund holds 20% or more of the voting securities and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or in the securities of one or more qualified publicly traded partnerships.

The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gain net income, determined, in general, as if the RIC’s taxable year ended on October 31, plus certain undistributed amounts from the preceding year.  While each Fund intends to distribute its ordinary income and capital gain net income in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of a Fund’s taxable income and capital gains will be distributed to avoid entirely the imposition of the tax.  In such event, a Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

Dividends paid by a Fund from its ordinary income or from an excess of net short-term capital gains over net long-term capital losses (together referred to hereafter as “ordinary income dividends”) will be taxable to a U.S. shareholder as ordinary income.  For taxable years beginning on or before December 31, 2010, however, a certain portion of ordinary income dividends constituting “qualified dividend income” when paid by a RIC to non-corporate shareholders may be taxable to such shareholders at long-term capital gain rates.  However, to the extent a Fund’s distributions are derived from income on debt securities and short-term capital gain, such distributions will not constitute “qualified dividend income.”  Thus, ordinary income dividends paid by the Funds generally will not be eligible for taxation at the reduced rates.  Similarly, because no portion of a Fund’s income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by the Funds is expected to be eligible for the corporate dividends-received deduction.  While municipal obligations generally pay interest which is excludible from gross income for federal income tax purposes in the hands of the bondholder, such interest will not be excludible from gross income for federal income tax purposes when paid by a Fund to shareholders.  Distributions of net capital gains, if any, designated as long-term capital gain dividends are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held a Fund’s shares.  Distributions in excess of a Fund’s earnings and profits will first reduce the shareholder’s adjusted tax basis in his shares and any amount in excess of such basis will constitute capital gain to such shareholder (assuming the shares are held as a capital asset).

Ordinary income and capital gain dividends are taxable to shareholders as described even if they are reinvested in additional shares of a Fund.  Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the NAV of a share of a Fund on the reinvestment date.  If a Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.  Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a Report as to the NAV of those shares.

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Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss.  However, gain derived by a Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price) held by the Fund generally will be taxed as ordinary income to the extent of the accrued market discount on the bonds, unless the Fund elects to include the market discount in income as it accrues.  Gains or losses attributable to fluctuations in exchange rates which occur between the time the Primary Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Primary Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss.  Similarly, on disposition of debt securities denominated in a foreign currency, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss.  These gains or losses, referred to under the Code as “Section 988” gains or losses, may increase or decrease the amount of the Primary Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

Income received by the Primary Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.  Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

In the event that a Fund fails to maintain a constant NAV per share, upon the sale or other disposition of shares of a Fund, a shareholder may realize a taxable gain or loss.  Such gain or loss will be a capital gain or loss which, if the shares were held as capital assets, will be long-term or short-term generally depending upon the shareholder’s holding period for the shares.  A loss realized on a sale or exchange of a Fund’s shares will be disallowed if other shares of such Fund are acquired (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares.  In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or fewer will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares.

The Funds are currently required by federal law to withhold 28% of dividends and other distributions that are subject to federal income tax if (i) a correct and certified Taxpayer Identification Number (“TIN”) is not provided for your account, (ii) you fail to certify that you have not been notified by the IRS that you undereported taxable interest or dividend payments, or (iii) a Fund is notified by the IRS (or a broker) that the TIN provided is incorrect or you are otherwise subject to backup withholding.  Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding.  Backup withholding is not an additional tax.  Amounts withheld and forwarded to the IRS can be credited as a payment of tax when completing your federal income tax return.  For individual shareholders, the TIN is the shareholder’s social security number.

If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886.  Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted.  The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.  Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Dividends paid by a Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains.  In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty.  The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States.  Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder.  A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate).  A non-U.S. shareholder

27

who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

In general, United States federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of a Fund.

For taxable years beginning before January 1, 2008, properly designated dividends are generally exempt from United States federal withholding tax where they (i) are paid in respect of a Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which a Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of a Fund’s “qualified short-term capital gains” (generally, the excess of a Fund’s net short-term capital gain over a Fund’s long-term capital loss for such taxable year).  However, depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding.  In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form).  In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as qualified net interest income or qualified short-term capital gain.  Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

The foregoing is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of a Fund.  This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to a Fund or to all categories of investors, some of which may be subject to special tax rules.  Current and prospective shareholders are urged to consult their own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in a Fund.  The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

PROXY VOTING

The Trustees have delegated proxy voting authority, in regard to the Funds’ portfolio securities, to RMCI.  In accordance with the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, RMCI has adopted and implemented the proxy voting policy and procedures set forth in Appendix B to this SAI with respect to the Trust.  RMCI believes that the policy and procedures ensure that such proxies are voted in the best interests of the Funds and their shareholders, in accordance with its fiduciary duties and applicable rules and regulations.

RMCI’s proxy voting policies and procedures as well as information about how a particular proxy was voted are available upon request.  Please contact The Reserve, 1250 Broadway, New York, NY 10001-3701, Attn: Client Services or call 800-637-1700 to request a copy.

Information About the Trust

The Reserve Funds’ Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest that may be issued in any number of series (funds) and/or classes.  Shares issued will be fully paid and non-assessable and will have no preemptive rights.  The shareholders of each Fund are entitled to a full vote for each full share held (and fractional votes for fractional shares) and have equal rights to earnings, dividends, and redemptions.  The Trustees do not intend to hold annual meetings but will call such special meetings of shareholders as may be required under the Investment Company Act or by the Declaration of Trust.

Further, the Trust is allowed to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Fund.  If they deem it advisable and in the best interests of shareholders, the Trustees may classify or reclassify any unissued shares of the Fund by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends,

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qualifications, or terms and conditions of redemption of the shares.  Any such changes must comply with all applicable state and federal securities laws which require that each class be preferred over all other classes in respect to assets specifically allocated to such class.  Upon liquidation of any Fund, shareholders are entitled to share, pro rata, in the net assets of their respective class Fund shares available for distribution to such shareholders.  It is possible, although considered highly unlikely in view of the method of operation of mutual funds, that should the assets of one class of shares be insufficient to satisfy its liabilities, the assets of another class could be subject to claims arising from the operations of the first class of shares.

Each share has one vote except that if a class is separately affected by a matter requiring shareholder vote, each class will vote separately on such matters.  Shares of all classes vote together for the election of Trustees and have non-cumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of Trustees could elect all Trustees if they so choose, and in such event the holders of the remaining shares could not elect any person to the Board of Trustees.  All consideration received by the Trust for shares of one of the Funds and/or classes and all assets in which such consideration is invested will belong to that Fund and/or class (subject only to the rights of creditors of the Fund) and will be subject to the liabilities related thereto.  The income attributable to, and the expenses of, one series and/or class are treated separately from those of the other series and/or class.

Use of Joint Prospectus and Statement of Additional Information.  Although each Fund is offering only its own shares, it is possible that a Fund might become liable for any misstatement in the Prospectus and SAI about the other Funds.  However, each Fund has acknowledged that it, and not any of the other Funds, is liable for any material misstatement or omission about it in the Prospectus or SAI.

Financial Statements

The Primary Fund, U.S. Government Fund, U.S. Treasury Fund and Reserve Liquid Performance Money Market Fund’s audited Financial Statements for the fiscal year ended May 31, 2007 are incorporated into this SAI by reference to the Funds’ Annual Report dated May 31, 2007.  The Funds’ Annual Report is available at no charge by calling 800-637-1700.

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Appendix A

CREDIT RATINGS

The following are the rating designations of certain short-term instruments and issuers and their respective meanings.

Standard & Poor’s (“S&P”) Instruments with the greatest capacity for timely payment are rated A by S&P. Issues (including commercial paper) within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety; A-1, the highest of the three, indicates the degree of safety regarding timely payment is strong; A-2 indicates that the capacity for timely repayment is satisfactory; A-3 indicates that capacity for timely payment is adequate, however, they are more vulnerable to the adverse changes of circumstances than obligations rated A-1 or A-2.  S&P ratings with respect to certain municipal note issues with a maturity of less than three years reflects the liquidity factors and market access risks unique to notes. SP-1, the highest note rating, indicates a strong capacity to pay principal and interest.  Issues that possess a very strong capacity to pay debt service will be given an “SP-1+” designation.  SP-2, the second highest note rating, indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Moody’s Investors Service, Inc. (“Moody’s”) employs the designations of Prime-1, Prime-2 and Prime-3 to indicate the relative capacity of the rated issuers (which includes issuers of commercial paper) to repay punctually.  Prime-1 issues have a superior capacity for repayment.  Prime-2 issues have a strong capacity for timely repayment, but to a lesser degree than Prime-1, Prime-3 issues have an acceptable capacity for repayment.

Moody’s highest rating for short-term notes is MIG1/VMIG1; MIG-1/VMIG-1 denotes “superior credit quality”, enjoying “highly reliable liquidity support” or “demonstrated broad-based access to the market for refinancing”; MIG2/VMIG2 denotes “strong credit quality” with margins of protection that are ample although not so large as MIG1/VMIG1.

Fitch Ratings (“Fitch”) employs the ratings F1 - F3 for short-term investment grade obligations (which includes commercial paper).  F1 denotes the highest credit quality.  It indicates the strongest capacity for timely payment of financial commitments.  A “+” may be appended to an F1 rating class to denote any exceptionally strong credit feature.  F2 denotes good credit quality.  It indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.  F3 denotes fair credit quality.  It indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

Fitch Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change.  These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained.  Rating Watch is typically resolved over a relatively short period.

Fitch Individual Ratings are assigned only to banks.  ‘A’ denotes a very strong bank.  Characteristics may include outstanding profitability and balance sheet integrity, franchise, management, operating environment or prospects.  ‘B’ denotes a strong bank.  There are no major concerns regarding the bank.  Characteristics may include strong profitability and balance sheet integrity, franchise, management, operating environment or prospects.  “C’ denotes an adequate bank, which, however, possesses one or more troublesome aspects.  There may be some concerns regarding its profitability and balance sheet integrity, franchise, management, operating environment or prospects.

Corporate Debt Obligations.  The following summarizes the ratings used by S&P for corporate debt obligations:

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely high capacity to pay interest and repay principal.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

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A - Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB - This is the lowest investment grade.  Debt rated BBB has an adequate capacity to pay interest and repay principal.  Although it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

The following summarizes the ratings used by Moody’s for corporate debt obligations:

Aaa - Bonds that are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or exceptionally stable margin, and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

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Appendix B

RESERVE MANAGEMENT COMPANY, INC

PROXY VOTING POLICY AND PROCEDURES

I.              POLICY

Reserve Management Company, Inc. (the “Adviser”) acts as investment adviser for the various series of The Reserve funds, registered investment companies, referred to collectively as the “Funds”.  The Adviser has full authority to vote proxies on behalf of each Fund.  Although the Funds do not invest in corporate securities, they may on occasion invest in affiliated or other mutual funds which may issue proxies from time to time.  Therefore, the Adviser will vote all proxies and act on all other actions in a timely manner as part of its authority in accordance with this Policy and Procedures.

When voting proxies for the Funds, the Adviser’s utmost concern is that all decisions be made solely in the best interest of each Fund.  The Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of each Fund’s account.

II.            PURPOSE

The purpose of these Policies and Procedures is to memorialize the procedures and policies adopted by the Adviser to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”).

III.           PROCEDURES

The Portfolio Manager of each Fund (each a “Portfolio Manager”) is ultimately responsible for ensuring that all proxies received by the Adviser are voted in a timely manner and in a manner consistent with the Adviser’s determination of each Fund’s best interests.  Although many proxy proposals can be voted in accordance with the Funds’ established guidelines (see Section V. below, “Guidelines”), the Adviser recognizes that some proposals require special consideration which may dictate that the Adviser makes an exception to the Guidelines.

A.                                    Conflicts of Interest

Where a proxy proposal raises a material conflict between the Adviser’s interests and an interest of any Fund, the Adviser will resolve such a conflict in the manner described below:

1.             Vote in Accordance with the Guidelines.  To the extent that the Adviser has little or no discretion to deviate from the Guidelines with respect to the proposal in question, the Adviser shall vote in accordance with such pre-determined voting policy.

2.             Obtain Consent. To the extent that the Adviser has discretion to deviate from the Guidelines with respect to the proposal in question, the Adviser will disclose the conflict to each affected Fund and obtain consent to the proposed vote prior to voting the securities.  The disclosure will include sufficient detail regarding the matter to be voted on and the nature of the Adviser’s conflict such that each affected Fund would be able to make an informed decision regarding the vote.  If a Fund does not respond to such a conflict disclosure request or denies the request, the Adviser will abstain from voting the securities held by that Fund’s account.

Each Portfolio Manager will review the proxy proposal for conflicts of interest as part of the overall vote review process.  All material conflicts of interest so identified by the Adviser will be addressed as described above in this Section III.A.

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B.                                    Limitations

In certain circumstances, in accordance with a Fund’s investment advisory agreement (or other written directive) or where the Adviser has determined that it is in the Fund’s best interest, the Adviser will not vote proxies received.  The following are certain circumstances where the Adviser will limit its role in voting proxies:

1.             Fund Maintains Proxy Voting Authority: Where a Fund specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the Fund.  If any proxy material is received by the Adviser, it will promptly be forwarded to the Fund or specified third party.

2.             Terminated Account:  Once a Fund account has been terminated with the Adviser in accordance with its investment advisory agreement, the Adviser will not vote any proxies received after the termination.  However, the Fund may specify in writing that proxies should be directed to the Fund (or a specified third party) for action.

3.             Limited Value:  If the Adviser determines that the value of a Fund’s economic interest or the value of the portfolio holding is indeterminable or insignificant, the Adviser may abstain from voting a Fund’s proxies.  The Adviser also will not vote proxies received for securities which are no longer held by the Fund’s account.  In addition, the Adviser generally will not vote securities where the economic value of the securities in the Fund account is less than $500.

4.             Securities Lending Programs:  When securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion.  However, where the Adviser determines that a proxy vote (or other shareholder action) is materially important to the Fund’s account, the Adviser may recall the security for purposes of voting, subject to the securities lending agreements with the Funds’ custodian in place at that time.

5.             Unjustifiable Costs:  In certain circumstances, after doing a cost-benefit analysis, the Adviser may abstain from voting where the cost of voting a Fund’s proxy would exceed any anticipated benefits to the Fund of the proxy proposal.

IV.           RECORD KEEPING

In accordance with Rule 204-2 under the Advisers Act, the Adviser will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding securities held by the Fund (provided however, that the Adviser may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of each Fund; (iv) records of all client requests for proxy voting information; (v) any documents prepared by the Adviser that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to the Funds regarding conflicts of interest in voting the proxy.

The Adviser will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and will inform each Fund as to how they may obtain information on how the Adviser voted proxies with respect to securities held by each Fund.  Clients may obtain information on how their securities were voted or a copy of the Adviser’s Policies and Procedures by written request addressed to the Adviser.  The Adviser will coordinate with each Fund to assist in the provision of all information required to be filed on Form N-PX.

V.            PROXY VOTING GUIDELINES

Each proxy issue will be considered individually.  The following guidelines are a partial list, do not include all potential voting issues and are to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules.  The Adviser is instructed to vote all proxies in accordance with these guidelines, except as otherwise instructed.  However, because proxy issues and the circumstances of individual companies are so varied, there may be instances when proxies may not be voted in strict adherence to these guidelines.

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The following guidelines are grouped according to the types of proposals generally presented to stockholders.  Part A deals with proposals that have been approved and recommended by the company’s board of directors.  Part B deals with proposals submitted by stockholders for inclusion in proxy statements.  Part C addresses unique considerations pertaining to foreign issuers.

A.                                    Board Approved Proposals

The vast majority of matters presented to stockholders relate to proposals made by the issuer itself.  These proposals have been approved and recommended by the issuer’s board of directors.  The Funds fully support the enhanced corporate governance practices being implemented and intend to hold corporate boards accountable for their actions in promoting stockholder interests.  Accordingly, the Funds’ proxies will generally be voted for board-approved proposals, except as follows:

a.                                       The Funds will withhold votes for any nominee for director who is considered independent by the company but who has received compensation from the company other than for service as a director (such as for investment banking, consulting, legal or financial advisory services).

b.                                      The Funds will vote on a case-by-case basis in contested elections of directors and on proposals to classify a board of directors.

The Funds will vote on a case-by-case basis on board approved proposals:

•                  relating to executive compensation.

•                  relating to changes in a company’s capitalization.

•                  relating to acquisitions, mergers, re-incorporations, reorganizations and other similar transactions.

•                  to adopt any form of anti-takeover measures.

•                  to amend a company’s charter or bylaws (except for charter amendments which are necessary to effect stock splits, to change a company’s name or to authorize additional shares of common stock).

•                  on other business matters where the Funds are otherwise withholding votes for the entire board of directors.

B.                                    Stockholder Proposals

The Securities and Exchange Commission regulations permit stockholders to submit proposals for inclusion in a company’s proxy statement.  These proposals often seek to change some aspect of the company’s corporate governance structure or to change some aspect of its business operations.  The Funds will vote on a case-by-case basis on all shareholder proposals.

C.                                    Voting Shares of Foreign Issuers

Because foreign issuers are incorporated outside of the United States, protection for shareholders may vary significantly from jurisdiction to jurisdiction.  Laws governing certain foreign issuers may provide substantially less protection for shareholders.  As a result, the above guidelines, which are premised on the existence of sound corporate governance and disclosure frameworks, may not be appropriate under some circumstances for foreign issuers.  Therefore, the Funds will vote proxies of foreign issuers on a case-by-case basis.

Approved as of March 5, 2007

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PART C

Item 23. Exhibits.

(a) Declaration of Trust and Amendments, filed as an exhibit to Registrant’s Post-Effective Amendment No. 60, dated July 31, 1999, is incorporated by reference.

(b)(1) By-Laws and Amendments, filed as an exhibit to Registrant’s Post-Effective Amendment No. 60, dated July 31, 1999, is incorporated by reference.

(b)(2) Amendment to By-Laws, filed as an exhibit to Registrant’s Post-Effective Amendment No. 79, dated September 28, 2005, is incorporated by reference.

(c) See exhibits “a” and “b.”

(d)(1) Form of Investment Management Agreement for Primary, U.S. Government and Treasury Funds dated June 26, 1999, filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement, dated April 9, 2001, is incorporated by reference.

(d)(2) Amendment to the Investment Management Agreement of Primary Fund, dated September 24, 2003, filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement, dated September 2, 2004, is incorporated by reference.

(d)(3) Amendment to the Investment Management Agreement of U.S. Government Fund, dated September 24, 2003, filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement, dated September 2, 2004, is incorporated by reference.

(d)(4) Amendment to the Investment Management Agreement of U.S. Treasury Fund, dated September 24, 2003, filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement, dated September 2, 2004, is incorporated by reference.

(d)(5) Form of Investment Management Agreement for Reserve Liquid Performance Money Market Fund, dated September 29, 2005, filed as an exhibit to Post-Effective Amendment No. 82 to the Registration Statement, dated January 11, 2006, is incorporated by reference.

(d)(6) Amendment to the Investment Management Agreement of Primary Fund, dated September 13, 2007 — Filed herewith.

(d)(7) Amendment to the Investment Management Agreement of U.S. Government Fund, dated September 13, 2007 — Filed herewith.

(d)(8) Amendment to the Investment Management Agreement of U.S. Treasury Fund, dated September 13, 2007 — Filed herewith.

(d)(9) Amendment to the Investment Management Agreement of Reserve Liquid Performance Money Market Fund, dated September 13, 2007 — Filed herewith.

(e)(1) Form of Distribution Agreement, filed as an exhibit to Registrant’s Post-Effective Amendment No. 64, dated July 19, 2001, is incorporated by reference.

(e)(2) Form of Registered Dealer Agreement, filed as an exhibit to Registrant’s Post-Effective Amendment No. 60, dated July 31, 1999, is incorporated by reference.

(f) Not applicable.

(g)(1) Global Custodian Agreement with Chase Manhattan Bank, filed as an exhibit to Registrant’s Post-Effective Amendment No. 60, dated July 31, 1999, is incorporated by reference.

(g)(2) Amendment to Global Custodian Agreement, filed as an exhibit to Registrant’s Post-Effective Amendment No. 64, dated July 19, 2001, is incorporated by reference.

(g)(3) Amendment to Global Custodian Agreement, dated April 27, 2005, filed as an exhibit to Registrant’s Post-Effective Amendment No. 79, dated September 28, 2005, is incorporated by reference.

(g)(4) Amendment to Global Custodian Agreement, dated September 29, 2005, filed as an exhibit to Post-Effective Amendment No. 82 to the Registration Statement, dated January 11, 2006, is incorporated by reference.

(h) Not applicable.

(i) Opinion and Consent of Counsel — Filed herewith.

(j) Consent of Independent Registered Public Accounting Firm — Filed herewith.

(k) Not applicable.

(l) Purchase Agreement, dated January 10, 2006, filed as an exhibit to Post-Effective Amendment No. 82 to the Registration Statement, dated January 11, 2006, is incorporated by reference.

(m) Plan of Distribution, filed as an exhibit to Registrant’s Post-Effective Amendment No. 63, dated April 9, 2001, is incorporated by reference.

(m)(2) Amended Schedules A and B to Plan of Distribution - Filed herewith.

(n)(1) Registrant’s Amended and Restated Multiple Class Plan pursuant to Rule 18f-3, filed as an exhibit to Registrant’s Post-Effective Amendment No. 63, dated April 9, 2001, is incorporated by reference.

(n)(2) Reserve Liquid Performance Money Market Fund Multiple Class Plan pursuant to Rule 18f-3, filed as an exhibit to Post-Effective Amendment No. 82 to the Registration Statement, dated January 11, 2006, is incorporated by reference.

(n)(3)  Registrant’s Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 - filed as an exhibit to Post-Effective Amendment No. 83 to the Registration Statement, dated September 28, 2006, is incorporated by reference.

(n)(4)  Reserve Liquid Performance Money Market Fund Amended and Restated Multiple Class Plan pursuant to Rule 18f-3, filed as an exhibit to Post-Effective Amendment No. 85 to the Registration Statement, dated November 28, 2006, is incorporated by reference.

(n)(5)  Registrant’s Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 — Filed herewith.

(o) Power of Attorney – Filed herewith.

(p) Code of Ethics – Filed herewith.

Item 24. Persons Controlled by or Under Common Control with Registrant.

The Registrant does not control and is not under common control with any person or entity.

Item 25. Indemnification.

Each Trustee, officer, employee or agent of the Registrant, and any person who has served at its request as a Director, Trustee, officer or employee of another business entity, shall be entitled to be indemnified by the

Registrant to the fullest extent permitted by the laws of the Commonwealth of Massachusetts, subject to the provisions of the Investment Company Act of 1940 and the rules and regulations thereunder.  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of any expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.

Reserve Management Company, Inc. (“RMCI”) acts as the investment adviser for each series of the following open-end registered management investment companies: The Reserve Fund, Reserve Municipal Money-Market Trust II, Reserve New York Municipal Money-Market Trust, Reserve Municipal Money-Market Trust and Reserve Short-Term Investment Trust.

Each executive officer of RMCI is listed below, including any business, profession, vocation or employment of a substantial nature in which each such person has been engaged since June 1, 2003 for his own account or in the capacity of director, officer, partner or trustee.  Mr. Bruce R. Bent is Chairman, President and Treasurer, Mr. Bruce R. Bent II is Co-Chief Executive Officer, Senior Vice President and Assistant Treasurer, Mr. Arthur T. Bent III is Co-Chief Executive Officer, Senior Vice President and Assistant Secretary, Ms. Christina Massaro is Chief Compliance Officer, Mr. Patrick Farrell is Chief Financial Officer and Ms. Catherine Crowley is Secretary for each of the Trusts for which RMCI acts as investment adviser.  The address of each of the entities listed below is 1250 Broadway, 32nd Floor, New York, New York 10001-3701.

Name	Position(s) with the Adviser	Other Business

Bruce R. Bent	Chairman	Chairman of Reserve Management Corporation; Chairman of Resrv Partners, Inc.

Bruce R. Bent II	Vice Chairman, President, Assistant Secretary and Assistant Treasurer	Vice Chairman, Senior Vice President, Assistant Secretary and Assistant Treasurer of Reserve Management Corporation; Vice-Chairman, Secretary and Assistant Treasurer of Resrv Partners, Inc.

Arthur T. Bent III	Vice Chairman, Chief Operating Officer, Treasurer, Senior Vice President and Assistant Secretary	Vice Chairman, President, Treasurer and Assistant Secretary of Reserve Management Corporation; Vice Chairman, Treasurer and Assistant Secretary of Resrv Partners, Inc.

Christina Massaro	Chief Compliance Officer	Chief Compliance Officer of Resrv Partners, Inc.

Patrick J. Farrell	Chief Financial Officer	Chief Financial Officer of Resrv Partners, Inc.

Catherine Crowley	General Counsel, Secretary and Senior Vice President	General Counsel, Secretary and Senior Vice President of Reserve Management Corporation; General Counsel, Secretary and Senior Vice President of Resrv Partners, Inc.

Item 27. Principal Underwriters.

(a) Resrv Partners, Inc., the principal underwriter of the Registrant, also acts as principal underwriter to The Reserve Fund, Reserve Municipal Money-Market Trust II, Reserve New York Municipal Money-Market Trust, Reserve Municipal Money-Market Trust, and Reserve Short-Term Investment Trust.

(b) Provided below is the name, positions and offices with Resrv Partners, Inc. and positions and offices with each series of the Registrant for each Director, Officer or partner of Resrv Partners, Inc.  The principal business address of each such person is 1250 Broadway, 32nd Floor, New York, New York 10001.

Name	Position(s) and office(s) with Resrv Partners, Inc	Position(s) and office(s) with the Registrant

Bruce R. Bent	Chairman	Chairman, President and Treasurer

Bruce R. Bent II	Vice-Chairman, Secretary and Assistant Treasurer	Co-Chief Executive Officer, Senior Vice President and Assistant Treasurer

Arthur T. Bent III	Vice-Chairman, Treasurer and Assistant Secretary	Co-Chief Executive Officer, Senior Vice President and Assistant Secretary

Mary Belmonte	President	None

Christina Massaro	Chief Compliance Officer	Chief Compliance Officer

Patrick J. Farrell	Chief Financial Officer	Chief Financial Officer

Catherine Crowley	General Counsel, Secretary and Senior Vice President	Secretary

(c)  Not applicable.

Item 28. Location of Accounts and Records.

All records required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained at 1250 Broadway, New York, NY 10001-3701 except those relating to receipts and deliveries of securities, which are maintained by the Registrant’s Custodian.

Item 29. Management Services.

None.

Item 30. Undertakings.

Not applicable.

Signatures

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on the 28th day of September 2007.

The Reserve Fund

By:	/s/ Bruce R. Bent II
Bruce R. Bent II, Co-Chief Executive Officer,
Senior Vice President and Assistant Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated:

Signature		Title	Date

/s/	Bruce R. Bent	Chairman, President, Treasurer	September 28, 2007
	Bruce R. Bent	and Trustee

/s/	Arthur T. Bent III	Co-Chief Executive Officer,
	Arthur T. Bent III	Senior Vice President and Assistant	September 28,2007
Secretary
/s/	Bruce R. Bent II
	Bruce R. Bent II	Co-Chief Executive Officer, Senior Vice	September 28, 2007
President and Assistant Treasurer

/s/	William Viklund
	William Viklund*	Trustee	September 28, 2007

/s/	Joseph D. Donnelly
	Joseph D. Donnelly*	Trustee	September 28, 2007

/s/	Edwin Ehlert, Jr.
	Edwin Ehlert, Jr.*	Trustee	September 28, 2007

/s/	William J. Montgoris
	William J. Montgoris*	Trustee	September 28, 2007

/s/	Frank J. Stalzer
	Frank J. Stalzer*	Trustee	September 28, 2007

/s/	Santa Albicocco
	Santa Albicocco*	Trustee	September 28, 2007

/s/	Stephen P. Zieniewicz
	Stephen P. Zieniewicz*	Trustee	September 28, 2007

/s/	Ronald J. Artinian
	Ronald J. Artinian*	Trustee	September 28, 2007

* /s/ Bruce R. Bent

* By:	/s/ Bruce R. Bent

Bruce R. Bent as Attorney-in-Fact

EXHIBIT INDEX

Exhibit Numbers	Description

(d)(6)	Amendment to Investment Management Agreement

(d)(7)	Amendment to Investment Management Agreement

(d)(8)	Amendment to Investment Management Agreement

(d)(9)	Amendment to Investment Management Agreement

(i)	Opinion and Consent of Counsel

(j)	Consent of Independent Registered Public Accounting Firm

(m)(2)	Amended Schedules A and B to Plan of Distribution

(n)(5)	Amended and Restated Multiple Class Plan

(o)	Power of Attorney

(p)	Code of Ethics